-------------------------------------------------------------------------------

                                   UAM FUNDS
                           NEWBOLD'S EQUITYPORTFOLIO

-------------------------------------------------------------------------------

OFFICERS AND TRUSTEES

                    William H. Park
Norton H. Reamer    Vice President
Trustee, President and Chairman

                    Michael E. DeFao

John T. Bennett, Jr.Sectretary

Trustee
                    Karl O. Hartmann

Philip D. English   Assistant Secretary

Trustee
                    Gary L. French

William A. Humenuk  Treasurer

Trustee

                    Robert R. Flaherty
Peter M. Whitman, Jr.
                    Assistant Treasurer


Trustee
-------------------------------------------------------------------------------

INVESTMENT ADVISER
 Newbold's Asset Management, Inc.
 950 Haverford Road
 Bryn Mawr, PA 19010

-------------------------------------------------------------------------------

ADMINISTRATOR
 UAM Fund Services, Inc.
 211 Congress Street
 Boston, MA 02110

-------------------------------------------------------------------------------

CUSTODIAN
 The Chase Manhattan Bank
 3 Chase MetroTech Center Brooklyn, NY 11245

-------------------------------------------------------------------------------

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young LLP
 2600 One Commerce Square Philadelphia, PA 19103

-------------------------------------------------------------------------------

INDEPENDENT ACCOUNTANTS
 Price Waterhouse LLP
 160 Federal Street
 Boston, MA 02110

-------------------------------------------------------------------------------

DISTRIBUTOR
 UAM Fund Distributors, Inc.
 211 Congress Street Boston, MA 02110

-------------------------------------------------------------------------------

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------

                                   UAM FUNDS

                          NEWBOLD'S EQUITY PORTFOLIO

-------------------------------------------------------------------------------


                              SEMI-ANNUAL REPORT
                               OCTOBER 31, 1996

Dear Shareholders:

  Volatility continued to be the market watchword during the past six months. Market psychology shifted from an environment of favorable interest rates and anemic economic growth early in the year to one more reflective of a strengthening economy and firming interest rates. The market gyrated in tandem with this shift, nearly boomeranging on every new piece of economic data released.

  Just two quarters ago, April job creation numbers were at a very modest 2,000 and the Federal Reserve decided to take no action on short-term interest rates when it met in May. The semiconductor industry's book-to-bill ratio was reported at a nine-year low and the Fed's economic survey of its twelve regions reflected little if any inflationary pressure. The financial markets reacted handily to this stable economic picture, as the yield on the 30-year U.S. Treasury bond drifted down to 6.8% and the equity markets resumed their climb.

  By June, however, government statistics were a bit rosier than expected rolling the investors once again. Unemployment dropped to a six-year low of 5.3% and the average hourly wage enjoyed its largest monthly increase since 1965. The yield on the 30-year U.S. Treasury bond climbed to 7.2% and the equity markets swooned. The economic news was compounded by weak earnings reports from two of the market's "bellwether" stocks, Motorola and Hewlett Packard, whose shares tumbled by 15%. It appeared that the long-awaited correction was at hand.

  Fortunately, the downward slide proved to be short-lived. By the end of July, the Dow Jones Industrial Average and the S&P 500 rebounded from what amounted to only a 6% to 7% pullback from their record highs.

  The balance of the period was affected by a moderate growth climate and quelled inflation fears. For the second quarter corporate profits grew 10%, while the GDP increased 4.7%. In addition, the core rate of inflation continued to run at 2.6% in July and August--nearly a thirty year low. With this favorable economic backdrop, the markets hit all-time highs in October and ended the month just shy of those records.

  During this six-month period your fund earned a total return of 6.04%. This return falls short of an overall market index such as the S&P 500, which gained 9.08% during the same period, as well as the Russell 1000 Value Index, which was up 8.32% for the six months.

  The underperformance of the fund is due largely to the defensive strategy Newbold's pursued during this record-setting upswing in the market. We were significantly underweighted in banks and financial stocks, while we were overweighted in utilities and consumer staples, particularly tobacco companies and retailers. All of these imbalances hurt us relative to the market. In addition, a number of specific names in our portfolio, such as AT&T, Aetna and RJR Nabisco, were hit hard during the last six months which also contributed to the Portfolio's weaker performance.

  After careful review of our holdings and the current market environment, we have already made some strategic changes in October. Specifically, we plan to raise our weighting in banks and lower our exposure to electric utilities. Those shifts are consistent with our value philosophy and reflect our opinion that a deeper position in financial stocks is likely to strengthen our relative performance during rising markets.

  As always, we appreciate your confidence.

                                          NEWBOLD'S ASSET MANAGEMENT, INC.

                    DEFINITIONS OF THE COMPARATIVE INDICES

The Dow Jones Industrial Average Index is a price weighted average of 30 blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange.

The S&P 500 Index is an unmanaged index composed of 400 industrial, 40 financial, 40 utilities and 20 transportation stocks.

The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. If the Adviser did not have temporary fee waivers and did not assume expenses on behalf of the Portfolio, total return for the Portfolio would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Please note that one cannot invest in an unmanaged index.

NEWBOLD'S EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 1996 (Unaudited)

                                                              SHARES   VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS (94.6%)
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE (5.3%)
 Boeing Co...................................................  2,500 $   238,438
 Chase Manhattan Corp........................................  2,700     231,525
 United Technologies Corp....................................  2,591     333,591
                                                                     -----------
                                                                         803,554
--------------------------------------------------------------------------------
AUTOMOTIVE (1.0%)
 Genuine Parts Co............................................  3,550     155,312
--------------------------------------------------------------------------------
BANKS (5.6%)
 Bank of Boston Corp.........................................  2,500     160,000
 Fleet Financial Group, Inc..................................  9,300     463,837
 NationsBank Corp............................................  2,500     235,625
                                                                     -----------
                                                                         859,462
--------------------------------------------------------------------------------
BEVERAGES, FOOD & TOBACCO (4.9%)
 Archer-Daniels-Midland Co................................... 17,059     371,033
 RJR Nabisco Holdings Corp................................... 13,170     380,284
                                                                     -----------
                                                                         751,317
--------------------------------------------------------------------------------
CHEMICALS (6.3%)
 Great Lakes Chemical Corp. .................................  4,900     255,413
 Mallinckrodt Group, Inc. ...................................  5,100     221,850
 Witco Corp..................................................  2,300      71,300
 W.R. Grace & Co.............................................  7,900     418,700
                                                                     -----------
                                                                         967,263
--------------------------------------------------------------------------------
COMPUTERS (2.9%)
 International Business Machines Corp........................  3,400     438,600
--------------------------------------------------------------------------------
CONSTRUCTION (1.6%)
 Masco Corp..................................................  7,550     236,881
--------------------------------------------------------------------------------
ENERGY (10.9%)
 Amoco Corp..................................................  4,950     374,962
 Atlantic Richfield Co.......................................  2,000     265,000
 Exxon Corp..................................................  2,985     264,546
 Mobil Corp..................................................  2,500     291,875
 Repsol S.A. ADR.............................................  4,300     140,287
 USX-Marathon Group.......................................... 15,200     332,500
                                                                     -----------
                                                                       1,669,170
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

NEWBOLD'S EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1996 (Unaudited)

                                                              SHARES   VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
FINANCIAL SERVICES (3.1%)
 St. Paul Cos., Inc. ........................................  5,800 $   315,375
 Travelers Group, Inc. ......................................  3,000     162,750
                                                                     -----------
                                                                         478,125
--------------------------------------------------------------------------------
HEALTH CARE (2.3%)
 Bristol-Myers Squibb Co.....................................  3,300     348,975
 Fresenius Medical Care ADR..................................      1          24
                                                                     -----------
                                                                         348,999
--------------------------------------------------------------------------------
TRANSPORTATION (1.5%)
 Burlington Northern Santa Fe................................  2,700     222,412
--------------------------------------------------------------------------------
INSURANCE (7.3%)
 Aetna, Inc. ................................................  8,650     578,469
 General RE Corp. ...........................................  1,500     220,875
 ITT Hartford Group, Inc. ...................................  4,900     308,700
                                                                     -----------
                                                                       1,108,044
--------------------------------------------------------------------------------
MACHINE (1.9%)
 Case Corp. .................................................  6,100     283,650
--------------------------------------------------------------------------------
MANUFACTURING (4.5%)
 Cooper Industries, Inc. ....................................  5,200     209,300
 Harnischfeger Industries, Inc............................... 11,900     476,000
                                                                     -----------
                                                                         685,300
--------------------------------------------------------------------------------
METALS (3.4%)
 Aluminum Company of America.................................  6,200     363,475
 Reynolds Metals Co..........................................  2,800     157,500
                                                                     -----------
                                                                         520,975
--------------------------------------------------------------------------------
MULTI-INDUSTRY (1.1%)
 Canadian Pacific, Ltd.......................................  6,800     171,700
--------------------------------------------------------------------------------
OFFICE EQUIPMENT (2.2%)
 Pitney Bowes, Inc...........................................  2,350     131,306
 Xerox Corp..................................................  4,500     208,688
                                                                     -----------
                                                                         339,994
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

NEWBOLD'S EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1996 (Unaudited)
    The accompanying notes are an integral part of the financial statements.

                                                              SHARES   VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
PAPER & PACKAGING (3.9%)
 James River Corp. of Virginia............................... 11,600 $   365,400
 Mead Corp...................................................  4,050     229,838
                                                                     -----------
                                                                         595,238
--------------------------------------------------------------------------------
RETAIL (2.2%)
 American Stores Co..........................................  7,900     326,863
 Circuit City Stores, Inc....................................    400      13,100
                                                                     -----------
                                                                         339,963
--------------------------------------------------------------------------------
SERVICES (5.0%)
 Browning-Ferris Industries, Inc.............................  2,900      76,125
 Dun & Bradstreet Corp.......................................  6,000     347,250
 WMX Technologies, Inc.......................................  9,900     340,313
                                                                     -----------
                                                                         763,688
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (7.5%)
 AT&T Corp. .................................................  7,750     270,281
 GTE Corp. ..................................................  7,800     328,575
 NYNEX Corp.................................................. 12,300     547,350
                                                                     -----------
                                                                       1,146,206
--------------------------------------------------------------------------------
TRANSPORTATION (1.0%)
 Ryder System, Inc. .........................................  2,600      77,350
 Southwest Airlines Co.......................................  3,400      76,500
                                                                     -----------
                                                                         153,850
--------------------------------------------------------------------------------
UTILITIES (9.2%)
 Baltimore Gas & Electric Co. ...............................  4,100     111,725
 Entergy Corp................................................ 11,650     326,200
 GPU, Inc....................................................  6,550     215,331
 PECO Energy Co.............................................. 12,400     313,100
 PanEnergy Corp..............................................  4,550     175,175
 TransCanada Pipelines Ltd. ................................. 15,500     261,563
                                                                     -----------
                                                                       1,403,094
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $13,372,829).......................         14,442,797
--------------------------------------------------------------------------------

NEWBOLD'S EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1996 (Unaudited)

                                                           SHARES    VALUE+
-------------------------------------------------------------------------------
PREFERRED STOCK (0.0%)
-------------------------------------------------------------------------------
 Fresenius Medical Care, Class D (COST $1,486)...........    7,900 $     1,027
-------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (0.2%)
 RJR Nabisco Holdings, Series C, $0.6012 (COST $35,266)..    5,650      31,781
-------------------------------------------------------------------------------
                                                            FACE
                                                           AMOUNT
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (6.3%)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Chase Securities, Inc. 5.58%, dated 10/31/96, due
  11/01/96, to be repurchased at $970,150, collateralized
  by $937,612 of various U.S. Treasury Notes, 5.875%-
  7.75%, due 3/31/99-11/30/99, valued at $970,002 (COST
  $970,000).............................................. $970,000     970,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (101.1%) (COST $14,379,581)(a).........           15,445,605
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET) (-1.1%)...............             (172,599)
-------------------------------------------------------------------------------
NET ASSETS (100%)........................................          $15,273,006
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

+   See Note A to Financial Statements.
ADR--American Depository Receipt
(a) The cost for federal income tax and book purposes was $14,379,581. At October 31, 1996, net unrealized appreciation for all securities based on tax cost was $1,066,024. This consisted of aggregate gross unrealized appreciation for securities of $1,360,308 and aggregate gross unrealized depreciation for all securities of $294,284.


    The accompanying notes are an integral part of the financial statements.

NEWBOLD'S EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
October 31, 1996 (Unaudited)
    The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
ASSETS
 Investments, at Cost............................................. $ 14,379,581
                                                                   ============
 Investments, at Value............................................ $ 15,445,605
 Cash.............................................................        2,744
 Dividends Receivable.............................................       25,167
 Receivable for Portfolio Shares Sold.............................          748
 Interest Receivable..............................................          150
 Other Assets.....................................................          441
-------------------------------------------------------------------------------
  Total Assets....................................................   15,474,855
-------------------------------------------------------------------------------
LIABILITIES
 Payable for Investments Purchased................................      165,219
 Payable for Administrative Fees--Note C..........................        9,308
 Payable for Investment Advisory Fees--Note B.....................        6,109
 Payable for Trustees' Fees--Note F...............................          628
 Other Liabilities................................................       20,585
-------------------------------------------------------------------------------
  Total Liabilities...............................................      201,849
-------------------------------------------------------------------------------
NET ASSETS........................................................ $ 15,273,006
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET ASSETS CONSISTS OF:
 Paid in Capital..................................................   13,492,416
 Undistributed Net Investment Income..............................       17,503
 Accumulated Net Realized Gain....................................      697,063
 Unrealized Appreciation..........................................    1,066,024
-------------------------------------------------------------------------------
NET ASSETS........................................................ $ 15,273,006
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
 Shares Issued and Outstanding (Unlimited Authorization, no par
  value)..........................................................    1,328,544
 Net Asset Value, Offering and Redemption Price Per Share......... $      11.50
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

NEWBOLD'S EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
    The accompanying notes are an integral part of the financial statements.

                                                                      SIX MONTHS
                                                                         ENDED
                                                                      OCTOBER 31,
                                                                         1996
                                                                      (UNAUDITED)
---------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..................................................           $ 215,180
 Interest...................................................              19,994
---------------------------------------------------------------------------------
  Total Income..............................................             235,174
---------------------------------------------------------------------------------
EXPENSES
 Investment Advisory Fees--Note B
  Basic Fees................................................ $36,436
  Less: Fees Waived......................................... (32,753)      3,683
                                                             -------
 Registration Fees..........................................               7,912
 Administrative Fees--Note C................................              34,126
 Custodian Fees--Note D.....................................               5,133
 Audit Fees.................................................               5,514
 Printing Fees..............................................               4,164
 Trustees' Fees--Note F.....................................               1,337
 Other Expenses.............................................               3,605
---------------------------------------------------------------------------------
  Net Expenses..............................................              65,474
---------------------------------------------------------------------------------
NET INVESTMENT INCOME.......................................             169,700
---------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS............................             592,473
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON IN-
 VESTMENTS..................................................            (232,468)
---------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS.....................................             360,005
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........           $ 529,705
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

NEWBOLD'S EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                        SIX MONTHS
                                                           ENDED     SEPTEMBER 13,
                                                        OCTOBER 31,    1995* TO
                                                           1996        APRIL 30,
                                                        (UNAUDITED)      1996
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income................................  $   169,700   $   163,403
 Net Realized Gain....................................      592,473       128,335
 Net Change in Unrealized Appreciation/Depreciation...     (232,468)      971,567
----------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Opera-
   tions..............................................      529,705     1,263,305
----------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income................................     (182,353)     (133,247)
 Net Realized Gain....................................          --        (23,745)
----------------------------------------------------------------------------------
  Total Distributions.................................     (182,353)     (156,992)
----------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
 Issued--Regular......................................    1,032,864    18,446,170
   --In Lieu of Cash Distributions....................      155,715       134,188
 Redeemed.............................................     (352,581)   (5,597,015)
----------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions........      835,998    12,983,343
----------------------------------------------------------------------------------
 Total Increase.......................................    1,183,350    14,089,656
Net Assets:
 Beginning of Period..................................   14,089,656           --
----------------------------------------------------------------------------------
 End of Period (including undistributed net investment
  income
  of $17,503 and $30,156, respectively)...............  $15,273,006   $14,089,656
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
(1)Shares Issued and Redeemed:........................
   Shares Issued........................................     63,653     1,820,335
   In Lieu of Cash Distributions........................     13,811        12,814
   Shares Redeemed......................................    (31,787)     (550,282)
----------------------------------------------------------------------------------
                                                             45,677     1,282,867
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

* Commencement of Operations

    The accompanying notes are an integral part of the financial statements.

NEWBOLD'S EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                     SIX MONTHS
                                                        ENDED     SEPTEMBER 13,
                                                     OCTOBER 31,    1995* TO
                                                        1996        APRIL 30,
                                                     (UNAUDITED)      1996
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD................   $ 10.98       $ 10.00
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income..............................      0.13          0.14
 Net Realized and Unrealized Gain on Investments....      0.53          0.98
-------------------------------------------------------------------------------
  Total From Investment Operations..................      0.66          1.12
-------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income..............................     (0.14)        (0.12)
 Net Realized Gain..................................       --          (0.02)
-------------------------------------------------------------------------------
  Total Distributions...............................     (0.14)        (0.14)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD......................   $ 11.50       $ 10.98
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL RETURN+.......................................      6.04%        11.31%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
 Net Assets, End of Period .........................   $15,273       $14,090
 Ratio of Expenses to Average Net Assets............      0.90%**       0.90%**
 Ratio of Investment Income to Average Net Assets...      2.33%**       2.27%**
 Portfolio Turnover Rate............................        34%           75%
 Average Commission Rate............................   $0.0600       $0.0566
-------------------------------------------------------------------------------
 Voluntary Waived Fees and Expenses Assumed by the
  Adviser Per Share.................................   $  0.03       $  0.06
-------------------------------------------------------------------------------

 *  Commencement of Operations.
**  Annualized.
 + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser.

    The accompanying notes are an integral part of the financial statements.

                          NEWBOLD'S EQUITY PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Newbold's Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At October 31, 1996, the UAM Funds were composed of forty active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the Newbold's Equity Portfolio is to achieve maximum long-term total return, consistent with reasonable risk to principal, by investing primarily in a diversified portfolio of undervalued equity securities of statistically attractive companies.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

  1. SECURITY VALUATION: Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sales price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the bid price on such day. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued at the current bid price. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Trustees.

  2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

  3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

  4. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will normally distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

  The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

                          NEWBOLD'S EQUITY PORTFOLIO

  5. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Additionally, certain expenses are apportioned among the portfolios of the UAM Funds and AEW Commercial Mortgage Securities Fund, Inc. ("AEW"), an affiliated closed-end management investment company, based on their relative net assets. Custodian fees for the Portfolio have been increased to include expense offsets for custodian balance credits.

B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Newbold's Asset Management Inc. (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.50% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 0.90% of average daily net assets.

C. ADMINISTRATION SERVICES: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing and transfer agent services to the UAM Funds and AEW under a Fund Administration Agreement (the "Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, of 0.19% of the first $200 million of the combined aggregate net assets; plus 0.11% of the next $800 million of the combined aggregate net assets; plus 0.07% of the next $2 billion of the combined aggregate net assets; plus 0.05% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of the UAM Funds and AEW on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000. In addition, the Administrator receives a Portfolio-specific monthly fee of 0.06% of average daily net assets of the Portfolio. The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, under which CGFSC agrees to provide certain services, including but not limited to, administration, fund accounting, dividend disbursing and transfer agent services. Pursuant to the Mutual Funds Service Agreement, the Administrator pays CGFSC a monthly fee. For the period ended October 31, 1996, $29,819 was paid to CGFSC for their services.

D. CUSTODIAN: Effective July 17, 1996, The Chase Manhattan Bank (the "Bank"), an affiliate of CGFSC, is custodian for the Portfolio's assets held in accordance with the custodian agreement. For the period July 17, 1996 to October 31, 1996, the amount charged to the Portfolio by the Bank aggregated $1,852, all of which is unpaid at October 31, 1996.

E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

                          NEWBOLD'S EQUITY PORTFOLIO

F. TRUSTEES' FEES: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended, which is allocated proportionally among the active portfolios of UAM Funds and AEW, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds and AEW, and reimbursement of expenses incurred in attending Trustee meetings.

G. PURCHASES AND SALES: For the period ended October 31, 1996, the Portfolio made purchases of $4,942,753 and sales of $4,666,042 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

H. OTHER: At October 31, 1996, 26.7% of total shares outstanding were held by 2 record shareholders owning more than 10% of the aggregate total shares outstanding.

-------------------------------------------------------------------------------

                                   UAM FUNDS
                       BHM&S TOTAL RETURN BOND PORTFOLIO

-------------------------------------------------------------------------------
OFFICERS AND TRUSTEES
Norton H. Reamer                       William H. Park
Trustee, President and Chairman        Vice President



John T. Bennett, Jr.                   Michael E. DeFao
Trustee                                Secretary


Philip D. English                      Karl O. Hartmann
Trustee                                Assistant Secretary


William A. Humenuk                     Gary L. French
Trustee                                Treasurer


                                       Robert R. Flaherty
Peter M. Whitman, Jr.                  Assistant Treasurer
Trustee
-------------------------------------------------------------------------------
INVESTMENT ADVISER
 Barrow, Hanley, Mewhinney & Strauss, Inc.
 3232 McKinney Avenue, 15th Floor
 Dallas, TX 75204
-------------------------------------------------------------------------------
ADMINISTRATOR
 UAM Fund Services, Inc.
 211 Congress Street
 Boston, MA 02110
-------------------------------------------------------------------------------
CUSTODIAN
 The Chase Manhattan Bank
 3 Chase MetroTech Center
 Brooklyn, NY 11245
-------------------------------------------------------------------------------
LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young LLP
 2600 One Commerce Square Philadelphia, PA 19103
-------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
 Price Waterhouse LLP
 160 Federal Street
 Boston, MA 02110
-------------------------------------------------------------------------------
DISTRIBUTOR
 UAM Fund Distributors, Inc.
 211 Congress Street Boston, MA 02110
-------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------

                                   UAM FUNDS

                                  BHM&S TOTAL
                                  RETURN BOND
                                   PORTFOLIO

-------------------------------------------------------------------------------


                              SEMI-ANNUAL REPORT
                               OCTOBER 31, 1996

Dear Shareholders:

Expectations of the economy have improved along with the bond market. Conflicting evidence about the strength of the economy, and whether job growth can continue without an uptick in inflation caused a back and forth guessing game over the past six months. No action by the Federal Reserve at the September FOMC (Federal Open Market Committee) meeting sparked a rally which continued through the November elections.

The consensus economic view has moved toward slower growth with low inflation. With the election process producing no surprises, foreign investors have been investing in our market with renewed confidence. Insurance companies have also been net buyers of bonds. The end result is lower rates (higher prices) over the last six months as shown in the chart below:

                          TREASURY INTEREST RATES (%)

            TREASURY             4/30/96         10/31/96         CHANGE
            --------             -------         --------         ------
            3 Month               5.15             5.14           -0.01
            6 Month               5.30             5.26           -0.04
            1 Year                5.61             5.40           -0.21
            2 Year                6.04             5.73           -0.31
            3 Year                6.18             5.86           -0.32
            5 Year                6.41             6.07           -0.34
            10 Year               6.67             6.34           -0.33
            30 Year               6.90             6.64           -0.26

                  Source: Bloomberg

This market environment provides a background to our investment management style which is best described as a "bottom-up, rate neutral, value manager." We build portfolios by emphasizing individual security selection that results in sector concentrations producing a yield advantage versus the market benchmark. The BHM&S Total Return Bond Portfolio assets grew by over 70% in October resulting temporarily in a higher U.S. Treasury weighting which reduces the portfolio yield. At October 31, 1996, the 30 day SEC yield for the Institutional Service Class Shares was 6% and the 30 day SEC yield for the Institutional Class Shares was 6%. Other current Portfolio characteristics are as follows:

                                                         10/31/96
        SUPERIOR RETURNS                             SALOMON BROTHERS
        WITH                           10/31/96           BROAD
        BELOW AVERAGE                    BHM&S         INVESTMENT-
        RISK                           PORTFOLIO     GRADE BOND INDEX
        ----------------               ---------     ----------------
        Yield to Maturity                6.67%            6.62%
        Current Yield                    7.13%            7.03%
        Quality                           AAA              AAA
        Average Maturity               8.4 Yrs.          8.5 Yrs.
        Modified Duration              5.2 Yrs.          5.1 Yrs.

                                             10/31/96
                                         SALOMON BROTHERS
                               10/31/96       BROAD
                                BHM&S    INVESTMENT-GRADE
        SECTORS               PORTFOLIO*    BOND INDEX
        -------               ---------- ----------------
        U.S. Treasury/Agency    38.9%         51.4%
        Mortgage-Backed         30.4%         30.1%
        Asset-Backed             5.4%          0.8%
        Industrial              10.1%          6.0%
        Utility                  0.8%          2.9%
        Finance                  9.8%          5.1%
        Yankee                   N/A           3.6%
        Cash                     4.6%          N/A

* Sector percentages are based on net assets.

The Portfolio purchased Tenneco 10% debentures due 8/1/98 and NationsBank 7% senior notes due 9/15/01 during the last six months. Subsequently, Tenneco has been upgraded by Standard & Poor's and NationsBank has been upgraded by Moody's. Additionally, Dresser Industries 6.25% notes due 6/1/00 have been put on Moody's watchlist for upgrade. The Portfolio had no securities downgraded in the last six months. Incremental returns are achieved through quality upgrades narrowing a corporate bond's yield spread to Treasuries.

The Portfolio has two separate classes of shares, Institutional Class Shares ("Institutional Shares") and Institutional Service Class Shares ("Service Shares"). For the six months ending October 31, 1996, the absolute performance has improved for both classes of shares since the April annual report. The total return, encompassing both price change and income, for the Institutional Shares was 5.06% and the return of the Service Shares was 4.86%, compared to the Salomon Brothers Broad Index return of 5.45%. Total return performance since inception on November 1, 1995 for the Institutional Shares was 5.14%, and total return performance for the Service Shares was 4.78% compared to 5.63% for the Salomon Brothers Broad Index. The slight shortfall in performance for both classes of shares compared to market index is largely explained by fund expenses which are not included in the market index's return.

The bond group at Barrow, Hanley, Mewhinney & Strauss believes that based on historical averages bond yields are currently attractive relative to inflation. Our fundamental research has been rewarded with credit improvements recently and we expect more in the future. The portfolio has grown significantly over the last six months and for that we thank our shareholders.

                                     BARROW, HANLEY, MEWHINNEY & STRAUSS

                      DEFINITION OF THE COMPARATIVE INDEX
                      -----------------------------------

The Salomon Brothers Broad Investment-Grade (BIG) Bond Index is a market-capitalization weighted index which includes fixed-rate Treasury, government sponsored, corporate (Baa3/BBB- or better) and mortgage securities. All issues mature in one year or more and have at least $50 million face amount outstanding for entry to the BIG Index. Issues exit the Index when their face amount outstanding drops below $25 million, or they fail the maturity or credit tests. The exit and entry criteria for mortgage issues is $200 million for each coupon.

Comparisons of performance assume reinvestment of dividends.

The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. If the Adviser didn't have temporary fee waivers and didn't assume expenses on behalf of the Portfolio, total return for the Portfolio would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Please note that one cannot invest in an unmanaged index.

BHM&S TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 1996 (Unaudited)

                                                             FACE
                                                            AMOUNT     VALUE+
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (20.7%)
--------------------------------------------------------------------------------
BANKS (3.2%)
 Chemical NY Corp.
  9.75%, 6/15/99......................................... $  205,000 $   221,466
 NationsBank Corp. Senior Notes
  7.00%, 9/15/01.........................................    250,000     254,807
                                                                     -----------
                                                                         476,273
--------------------------------------------------------------------------------
FINANCIAL (6.6%)
 Associates Corp. of North America
  6.57%, 10/4/99.........................................    200,000     202,160
 Countrywide Funding Corp., Series E
  7.20%, 10/30/06........................................    500,000     497,435
 Ford Motor Credit Corp.
  6.375%, 9/15/99........................................    200,000     200,492
 General Motors Acceptance Corp.
  6.65%, 5/24/00.........................................    100,000     100,634
                                                                     -----------
                                                                       1,000,721
--------------------------------------------------------------------------------
INDUSTRIAL (8.1%)
 American Home Products Corp.
  7.70%, 2/15/00.........................................    100,000     104,233
 Atlantic Richfield Co.
  8.50%, 4/1/12..........................................    225,000     252,979
 Dresser Industries, Inc.
  6.25%, 6/1/00..........................................    200,000     199,374
 Sears Roebuck Acceptance
  6.82%, 10/17/02........................................    500,000     502,955
 Tenneco Inc.
  10.00%, 8/1/98.........................................    100,000     106,313
 Texaco Capital Corp.
  6.19%, 7/9/03..........................................     50,000      48,441
                                                                     -----------
                                                                       1,214,295
--------------------------------------------------------------------------------
TRANSPORTATION (2.0%)
 Federal Express
  9.65%, 6/15/12.........................................    250,000     297,502
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

BHM&S TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1996 (Unaudited)

                                                             FACE
                                                            AMOUNT     VALUE+
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--(CONTINUED)
--------------------------------------------------------------------------------
UTILITIES (0.8%)
 Southern California Edison
  8.25%, 2/1/00.......................................... $  115,000 $   120,529
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS & NOTES (COST $3,092,190)..........              3,109,320
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (38.9%)
--------------------------------------------------------------------------------
U.S. TREASURY BONDS (20.0%)
  10.375%, 11/15/12......................................    700,000     906,829
  8.75%, 5/15/17.........................................  1,060,000   1,297,175
  8.125%, 8/15/19........................................    700,000     811,013
                                                                     -----------
                                                                       3,015,017
--------------------------------------------------------------------------------
U.S. TREASURY NOTES (18.9%)
  7.125%, 9/30/99........................................  1,000,000   1,032,030
  7.125%, 2/29/00........................................  1,745,000   1,804,976
                                                                     -----------
                                                                       2,837,006
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES (COST $5,737,623).......              5,852,023
--------------------------------------------------------------------------------
AGENCY SECURITIES (30.4%)
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (20.3%)
 Gold Pool #C00436
  7.50%, 12/1/25.........................................  3,028,441   3,045,006
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (8.6%)
 Pool #349359
  7.00%, 6/1/26..........................................  1,317,352   1,292,230
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.5%)
 Pool #316108
  8.00%, 3/15/22.........................................    222,935     229,064
--------------------------------------------------------------------------------
TOTAL AGENCY SECURITIES (COST $4,506,751)................              4,566,300
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

BHM&S TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1996 (Unaudited)

                                                           FACE
                                                          AMOUNT     VALUE+
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (5.4%)
-------------------------------------------------------------------------------
 Boatmen's Auto Trust 96-A A2
  6.35%, 1/15/03....................................... $  110,000 $   110,747
 Chase Manhattan Credit Card Master Trust
  Series 1996-4 Class A
   6.73%, 2/15/03......................................    500,000     507,030
  NationsBank Auto Owner Trust, Series 1996-A A3
   6.375%, 7/15/00.....................................    200,000     201,302
-------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES (COST $818,717)..........                819,079
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (6.9%)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Chase Securities, Inc. 5.58%, dated 10/31/96, due
  11/1/96, to be repurchased at $1,039,161,
  collateralized by $1,004,308 of various U.S. Treasury
  Notes, 5.875%-7.75%, due 3/31/99-11/30/99, valued at
  $1,039,002 (COST $1,039,000).........................  1,039,000   1,039,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.3%) (COST $15,194,281) (A)......             15,385,722
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET) (-2.3%).............               (348,113)
-------------------------------------------------------------------------------
NET ASSETS (100%)......................................            $15,037,609
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 +  See Note A to Financial Statements.
(a) The cost for federal income tax and book purposes was $15,194,281. At October 31, 1996, net unrealized appreciation for all securities based on tax cost was $191,441. This consisted of aggregate gross unrealized appreciation for all securities of $197,123 and aggregate gross unrealized depreciation for all securities of $5,682.

    The accompanying notes are an integral part of the financial statements.

BHM&S TOTAL RETURN BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
October 31, 1996 (Unaudited)

-------------------------------------------------------------------------------
ASSETS
 Investments, at Cost............................................. $15,194,281
                                                                   ===========
 Investments, at Value............................................ $15,385,722
 Cash.............................................................         283
 Interest Receivable..............................................     183,418
 Receivable due from Investment Adviser--Note B...................      11,478
 Receivable for Portfolio Shares Sold.............................       2,242
 Other Assets.....................................................         236
-------------------------------------------------------------------------------
  Total Assets....................................................  15,583,379
-------------------------------------------------------------------------------
LIABILITIES
 Payable for Investments Purchased................................     509,432
 Payable for Administrative Fees--Note C..........................      11,519
 Payable for Distribution and Service Fees--Note E................       4,749
 Payable for Trustees' Fees--Note F...............................         588
 Other Liabilities................................................      19,482
-------------------------------------------------------------------------------
  Total Liabilities...............................................     545,770
-------------------------------------------------------------------------------
NET ASSETS........................................................ $15,037,609
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid in Capital..................................................  14,846,492
 Undistributed Net Investment Income..............................      79,168
 Accumulated Net Realized Loss....................................     (79,492)
 Unrealized Appreciation..........................................     191,441
-------------------------------------------------------------------------------
NET ASSETS........................................................ $15,037,609
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
 Net Assets....................................................... $12,329,720
 Net Asset Value, Offering and Redemption Price Per Share
  1,222,079 shares outstanding (unlimited authorization, no par
  value).......................................................... $     10.09
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
 Net Assets....................................................... $ 2,707,889
 Net Asset Value, Offering and Redemption Price Per Share
  268,928 shares outstanding (Unlimited authorization, no par
  value).......................................................... $     10.07
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

BHM&S TOTAL RETURN BOND PORTFOLIO
STATEMENT OF OPERATIONS

                                                                      SIX MONTHS
                                                                         ENDED
                                                                      OCTOBER 31,
                                                                         1996
                                                                      (UNAUDITED)
---------------------------------------------------------------------------------
INTEREST INCOME
 Interest..................................................            $228,137
---------------------------------------------------------------------------------
EXPENSES
 Investment Advisory Fees--Note B
  Basic Fees............................................... $ 12,369
  Less: Fees Waived........................................  (12,369)
                                                            --------
 Administrative Fees--Note C...............................              39,908
 Audit Fees................................................               6,932
 Printing Fees.............................................               6,849
 Filing and Registration Fees..............................               4,500
 Distribution and Service Fees--Note E.....................               3,405
 Custodian Fees--Note D....................................               2,275
 Trustees' Fees--Note F....................................               1,244
 Other Expenses............................................               1,594
 Fees Assumed by Adviser--Note B...........................             (43,380)
---------------------------------------------------------------------------------
  Total Expenses...........................................              23,327
 Expense Offset--Note A....................................                (100)
---------------------------------------------------------------------------------
  Net Expenses.............................................              23,227
---------------------------------------------------------------------------------
NET INVESTMENT INCOME......................................             204,910
---------------------------------------------------------------------------------
NET REALIZED LOSS ON INVESTMENTS...........................             (78,295)
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON IN-
 VESTMENTS.................................................             327,410
---------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS....................................             249,115
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......            $454,025
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

BHM&S TOTAL RETURN PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                        SIX MONTHS
                                                           ENDED
                                                        OCTOBER 31,   NOVEMBER 1,
                                                           1996        1995** TO
                                                        (UNAUDITED)  APRIL 30, 1996
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income................................  $   204,910    $   99,017
 Net Realized Loss....................................      (78,295)       (2,447)
 Net Change in Unrealized Appreciation/Depreciation...      327,410      (135,969)
-----------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting From
   Operations.........................................      454,025       (39,399)
-----------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income:
  Institutional Class.................................      (94,398)      (38,548)
  Institutional Service Class.........................      (65,588)      (24,975)
-----------------------------------------------------------------------------------
 Total Distributions..................................     (159,986)      (63,523)
-----------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE I):
 Institutional Class:
   Issued--Regular....................................    9,591,067     2,785,396
     --In Lieu of Cash Distributions..................       94,398        38,548
   Redeemed...........................................      (30,493)     (340,122)
-----------------------------------------------------------------------------------
  Net Increase from Institutional Class Shares........    9,654,972     2,483,822
-----------------------------------------------------------------------------------
 Institutional Service Class:
   Issued--Regular....................................      736,796     2,930,372
     --In Lieu of Cash Distributions..................       65,587        24,975
   Redeemed...........................................   (1,029,762)      (20,270)
-----------------------------------------------------------------------------------
  Net Increase (Decrease) from Institutional Service
   Class Shares.......................................     (227,379)    2,935,077
-----------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions........    9,427,593     5,418,899
-----------------------------------------------------------------------------------
 Total Increase.......................................    9,721,632     5,315,977
Net Assets:
 Beginning of Period..................................    5,315,977           --
-----------------------------------------------------------------------------------
 End of Period (including undistributed net investment
  income of $79,168 and $34,692, respectively)........  $15,037,609    $5,315,977
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

** Commencement of Operations

    The accompanying notes are an integral part of the financial statements.

BHM&S TOTAL RETURN BOND PORTFOLIO FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              INSTITUTIONAL CLASS      INSTITUTIONAL SERVICE CLASS
                          ---------------------------- ----------------------------
                          SIX MONTHS                   SIX MONTHS
                             ENDED      NOVEMBER 1,       ENDED      NOVEMBER 1,
                          OCTOBER 31,      1995**      OCTOBER 31,      1995**
                             1996            TO           1996            TO
                          (UNAUDITED) APRIL 30, 1996++ (UNAUDITED) APRIL 30, 1996++
-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD.........    $  9.85        $10.00        $ 9.84         $10.00
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
 Net Investment Income..       0.18          0.28          0.28           0.27
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........       0.31         (0.27)         0.19          (0.27)
-----------------------------------------------------------------------------------
  Total from Investment
   Operations...........       0.49          0.01          0.47            --
-----------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income..      (0.25)        (0.16)        (0.24)         (0.16)
-----------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD.................    $ 10.09        $ 9.85        $10.07         $ 9.84
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
TOTAL RETURN+...........       5.06%         0.08%         4.86%         (0.07)%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL
 DATA
Net Assets, End of Pe-
 riod (Thousands).......    $12,330        $2,445        $2,708         $2,871
Ratio of Expenses to
 Average Net Assets.....       0.55%*        0.61%*        0.80%*         0.83%*
Ratio of Net Investment
 Income to Average Net
 Assets.................       5.70%*        5.53%*        5.65%*         5.44%*
Portfolio Turnover Rate.        111%           55%          111%            55%
-----------------------------------------------------------------------------------
Voluntary Waived Fees
 and Expenses Assumed by
 the Adviser Per Share..    $  0.04        $ 0.23        $ 0.09         $ 0.20
Ratio of Expenses to Av-
 erage Net Assets In-
 cluding Expense Off-
 sets...................       0.55%*        0.55%*        0.80%*         0.80%*
-----------------------------------------------------------------------------------

*  Annualized.
** Commencement of Operations.
+ Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the period.
++ Per share amounts for the period ended April 30, 1996 are based on average outstanding shares.

    The accompanying notes are an integral part of the financial statements.

                       BHM&S TOTAL RETURN BOND PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The BHM&S Total Return Bond Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At October 31, 1996, the UAM Funds were composed of forty active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the BHM&S Total Return Bond Portfolio is to provide a maximum long term total return consistent with reasonable risk to principal by investing in investment grade fixed income securities of varying maturities.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

  1. SECURITY VALUATION: Fixed income securities are stated on the basis of valuations provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Trustees.

  2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

  3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

  4. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will normally distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

  The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

                       BHM&S TOTAL RETURN BOND PORTFOLIO

  Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

  5. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Additionally, certain expenses are apportioned among the portfolios of the UAM Funds and AEW Commercial Mortgage Securities Fund, Inc. ("AEW"), an affiliated closed-end management investment company, based on their relative net assets. Custodian fees for the Portfolio have been increased to include expense offsets for custodian balance credits.

B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Barrow, Hanley, Mewhinney & Strauss, Inc. (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.35% of average daily net assets. Through December 31, 1997, the Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 0.55% and 0.80% of average daily net assets of the Portfolios Institutional Class Shares and Service Class Shares, respectively.

C. ADMINISTRATION SERVICES: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing and transfer agent services to the UAM Funds and AEW under a Fund Administration Agreement (the "Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, of 0.19% of the first $200 million of the combined aggregate net assets; plus 0.11% of the next $800 million of the combined aggregate net assets; plus 0.07% of the next $2 billion of the combined aggregate net assets; plus 0.05% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of the UAM Funds and AEW on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000. In addition, the Administrator receives a Portfolio-specific monthly fee of 0.04% of average daily net assets of the Portfolio. The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, under which CGFSC agrees to provide certain services, including but not limited to, administration, fund accounting, dividend disbursing and transfer agent services. Pursuant to the Mutual Funds Service Agreement, the Administrator pays CGFSC a monthly fee. For the period ended October 31, 1996, $38,943 was paid to CGFSC for their services.

D. CUSTODIAN: Effective July 17, 1996, The Chase Manhattan Bank (the "Bank"), an affiliate of CGFSC, is custodian for the Portfolio's assets held in accordance with the custodian agreement. For the period July 17, 1996 to October 31, 1996, the amount charged to the Portfolio by the Bank aggregated $2,085, all of which is unpaid at October 31, 1996.

                       BHM&S TOTAL RETURN BOND PORTFOLIO

E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Portfolio has adopted a Distribution and Service Plan (the "Plan") on behalf of the Service Class Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio may not incur distribution and service fees which exceed an annual rate of 0.75% of the Portfolio's net assets, however, the Board has currently limited aggregate payments under the Plan to 0.50% per annum of the Portfolio's net assets. The Portfolio's Service Class Shares are not currently making payments for distribution fees. The Portfolio pays service fees at an annual rate of 0.25% of the average daily value of Service Class Shares owned by clients of such Service Organizations.

F. TRUSTEES' FEES: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended, which is allocated proportionally among the active portfolios of UAM Funds and AEW, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds and AEW, and reimbursement of expenses incurred in attending Trustee meetings.

G. PURCHASES AND SALES: For the period ended October 31 1996, the Portfolio made purchases of $16,748,869 and sales of $7,570,300 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

H. OTHER: At October 31, 1996, 100% and 88.5% of total shares outstanding were held by 4 and 3 record shareholders of the Institutional Class Shares and the Institutional Service Class Shares, respectively, owning more than 10% of the aggregate total shares outstanding.

I. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares for the Portfolios, by class, were as follows:

                                                       INSTITUTIONAL SERVICE
                          INSTITUTIONAL CLASS SHARES        CLASS SHARES
                          -------------------------- --------------------------
                          SIX MONTHS                 SIX MONTHS
                             ENDED                      ENDED
                          OCTOBER 31,  NOVEMBER 1,   OCTOBER 31,  NOVEMBER 1,
                             1996       1995** TO       1996       1995** TO
                          (UNAUDITED) APRIL 30, 1996 (UNAUDITED) APRIL 30, 1996
                          ----------- -------------- ----------- --------------
Shares Issued............   967,518      277,892        75,054      291,359
In Lieu of Cash
 Distribituion...........     9,567        3,857         6,687        2,511
Shares Redeemed..........    (3,069)     (33,686)     (104,676)      (2,007)
                            -------      -------      --------      -------
Net Increase (Decrease)
 from Capital Share
 Transactions............   974,016      248,063       (22,935)     291,863
                            =======      =======      ========      =======

** Commencement of operations

-------------------------------------------------------------------------------

                                   UAM FUNDS
                  CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS

-------------------------------------------------------------------------------
OFFICERS AND TRUSTEES
Norton H. Reamer       William H. Park
Trustee, President     Vice President
and Chairman



John T. Bennett, Jr.   Michael E. DeFao
Trustee                Secretary


Philip D. English      Karl O. Hartmann
Trustee                Assistant Secretary


William A. Humenuk     Gary L. French
Trustee                Treasurer


Peter M. Whitman, Jr.  Robert R. Flaherty
Trustee                Assistant Treasurer

-------------------------------------------------------------------------------
INVESTMENT ADVISER
 Chicago Asset Management Company
 70 West Madison Street, 56th Floor
 Chicago, IL 60602
-------------------------------------------------------------------------------
ADMINISTRATOR
 UAM Fund Services, Inc.
 211 Congress Street
 Boston, MA 02110
-------------------------------------------------------------------------------
CUSTODIAN
 The Chase Manhattan Bank
 3 Chase MetroTech Center
 Brooklyn, NY 11245
-------------------------------------------------------------------------------
LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young LLP
 2600 One Commerce Square
 Philadelphia, PA 19103
-------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
 Price Waterhouse LLP
 160 Federal Street
 Boston, MA 02110
-------------------------------------------------------------------------------
DISTRIBUTOR
 UAM Fund Distributors, Inc.
 211 Congress Street
 Boston, MA 02110
-------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------

                                   UAM FUNDS

                       CHICAGO ASSET MANAGEMENT COMPANY
                                  PORTFOLIOS

-------------------------------------------------------------------------------


                              SEMI-ANNUAL REPORT
                               OCTOBER 31, 1996

UAM FUNDS                            CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholder's Letter........................................................   2

Portfolio of Investments
  Value/Contrarian Portfolio................................................   4
  Intermediate Bond Portfolio...............................................   7

Statement of Assets and Liabilities.........................................  10

Statement of Operations.....................................................  11

Statement of Changes
  Value/Contrarian Portfolio................................................  12
  Intermediate Bond Portfolio...............................................  13

Financial Highlights
  Value/Contrarian Portfolio................................................  14
  Intermediate Bond Portfolio...............................................  15

Notes to Financial Statements...............................................  16

--------------------------------------------------------------------------------

Dear Shareholders:

October 31, 1996, is the end of the semi-annual reporting period for the Chicago Asset Management Value/Contrarian Portfolio for equity investors and the Intermediate Bond Portfolio for our fixed income clients. This letter will review the investment environment, strategies and returns for the Portfolios. We thank you for your confidence in our investment expertise and look forward to maintaining a long-term relationship.

CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO

For the six months ended October 31, 1996, the equity market continued to advance as represented by the Standard & Poor's 500 Index, which appreciated 9.08%. This Fund meaningfully underperformed the Index in this six-month period and depreciated 1.98%. This is the severest period of underperformance the Fund has experienced.

During this time, it is true that the market favored growth funds and not value/contrarian funds. Additionally, several of our holdings meaningfully underperformed the market. The coincidence of these events resulted in the performance significantly lagging the Index.

Our approach is to always seek out larger companies which have been underperforming for reasons we can identify and believe to be temporary. In this particular time segment, several of these issues continued to underperform. We reacted by maintaining our normal discipline and adding to the holdings as they underperformed, since we are comfortable that the potential is there for future outperformance.

In theory, and in our experience, it is a viable approach to continually add to holdings at lower levels when the long-term outlook is favorable. Conversely, we find it appropriate to sell portions of individual holdings which are strongly outperforming and oversized in the portfolio. In fact, during this six-month period, we eliminated the holdings of Exxon and Procter & Gamble. Each had performed well and reached our price objective. We initiated a new holding in United Healthcare in response to its substantial underperformance prior to our investment. The outlook for the future appears to be above average.

Although such short-term performance can be unsettling, we know at the onset of any rational investment program there will be times of underperformance, just as there will be times of outperformance. We use this as an opportunity to seek values within the market and emphasize holdings which appear to be most severely depressed. In the past, when we have experienced such depressed values, the additional investment in those securities has produced superior future performance. There is, of course, no guarantee that it will occur this time, but we believe it appropriate not to waver from our longer-term, proven disciplines and to maintain them throughout this cycle. Perhaps one of the most important issues to face is to not deviate from the original investment philosophy and style when it is underperforming on an interim basis.

CHICAGO ASSET MANAGEMENT INTERMEDIATE BOND PORTFOLIO

The six month period ended October 31, 1996, was a favorable period for bond investors. It concluded with interest rates on intermediate U.S. Treasury securities being over 30 basis points lower than their April 30th levels. The income generated from the portfolio's investments was enhanced by the capital appreciation resulting from this decline in interest rates.

The investment environment had two major cycles. The May through August period was a time of an overall upward bias in rates. The Gross Domestic Product for the second calendar quarter came in at a strong 4.8% annual rate. This was reinforced with statistics showing real final sales expanding at a 4.3% annual rate. The market feared that the Federal Reserve would have to increase short-term interest rates.

The second cycle began by the end of the summer when the housing market softened due to higher mortgage rates, consumer spending moderated and consumer price inflation remained in check. Market psychology turned dramatically positive. No longer was there a fear of Federal Reserve action to push up interest rates. Yields had a nice decline of about 60 basis points during September and October.

These times of manic depressive behavior by the bond market reinforced our belief that guessing the future direction of rates is counterproductive. We continued to focus our efforts on constructing a well diversified portfolio for income and safety. Emphasis was placed on U.S. Treasury and Agency Notes and the obligations of large U.S. corporations. The portfolio continued to make investments in bonds which have a put feature. These securities were issued by Motorola, State Street Boston Corp and J.C. Penney. They can be put back to, returned to, the company at par in seven to ten years if rates are higher at that time. If rates are lower in the future, the portfolio can continue to hold the bonds and reap the capital appreciation and high income. With these securities we have the defensive characteristics of an intermediate bond, should rates rise, and the offensive characteristics of a long maturity security, should rates decline. By investing in this manner we can construct a portfolio with characteristics which should enhance long-term performance.

The Portfolio had the following characteristics relative to the Lehman Brothers Intermediate Government/Corporate Index as of October 31, 1996:

                                                           PORTFOLIO    INDEX
                                                           ---------- ----------
      Average Maturity.................................... 5.31 Years 4.21 Years
      Average Duration.................................... 3.43 Years 3.27 Years
      Average Coupon......................................      6.69%      6.84%
      Yield to Maturity...................................      6.17%      6.10%

For the six months ended October 31, 1996, the Portfolio produced a total rate of return, net of expenses, of 3.92% versus the Lehman Brothers Intermediate Government/Corporate Index return of 4.59%.

Chicago Asset Management Company

                     DEFINITION OF THE COMPARATIVE INDICES

The S&P 500 Index is an unmanaged index composed of 400 industrial, 40 financial, 40 utilities and 20 transportation stocks.

The Lehman Brothers Intermediate Government/Corporate Index is an unmanaged index composed of a combination of the Government and Corporate Bond Indices. All issues are investment grade (BBB) or higher with maturities of one to ten years and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for others. The Government Index includes public obligations of the U.S. Treasury, issues of Government agencies, and corporate debt backed by the U.S. government. The Corporate Bond Index includes fixed-rate nonconvertible corporate debt. Also included are Yankee bonds and nonconvertible debt issued by or guaranteed by foreign or international governments and agencies. Any security downgraded during the month is held in the index until month-end and then removed. All returns are market value weighted inclusive of accrued income.

Comparisons of performance assume reinvestment of dividends.

The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. If the Adviser didn't have temporary fee waivers and didn't assume expenses on behalf of the Portfolios, total returns for the Portfolios would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Please note that one cannot invest in an unmanaged index.

CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 1996 (Unaudited)

                                                              SHARES   VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS (97.0%)
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE (6.1%)
 Raytheon Co.................................................   900  $   44,325
 United Technologies Corp....................................   250      32,187
                                                                     ----------
                                                                         76,512
-------------------------------------------------------------------------------
AUTOMOTIVE (6.5%)
 Ford Motor Co............................................... 1,300      40,625
 General Motors Corp.........................................   750      40,406
                                                                     ----------
                                                                         81,031
-------------------------------------------------------------------------------
BANKS (6.3%)
 Banc One Corp...............................................   925      39,197
 BankAmerica Corp............................................   425      38,887
                                                                     ----------
                                                                         78,084
-------------------------------------------------------------------------------
BEVERAGES, FOOD & TOBACCO (9.9%)
 General Mills, Inc..........................................   650      37,131
 IBP, Inc.................................................... 1,800      45,000
 Sysco Corp.................................................. 1,225      41,650
                                                                     ----------
                                                                        123,781
-------------------------------------------------------------------------------
BROADCASTING & PUBLISHING (2.7%)
 Deluxe Corp................................................. 1,025      33,441
-------------------------------------------------------------------------------
CHEMICALS (5.8%)
 Dow Chemical Co.............................................   500      38,875
 Ethyl Corp.................................................. 4,100      33,825
                                                                     ----------
                                                                         72,700
-------------------------------------------------------------------------------
CONSUMER DURABLES (2.1%)
 Goodyear Tire & Rubber Co...................................   575      26,378
-------------------------------------------------------------------------------
ELECTRONICS (3.2%)
 AMP, Inc.................................................... 1,175      39,803
-------------------------------------------------------------------------------
ENERGY (5.9%)
 Mobil Corp..................................................   250      29,187
 Tenneco, Inc................................................   900      44,550
                                                                     ----------
                                                                         73,737
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1996 (Unaudited)

                                                              SHARES   VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
HEALTH CARE (3.3%)
 United Healthcare Corp...................................... 1,100  $   41,663
-------------------------------------------------------------------------------
INSURANCE (3.5%)
 Chubb Corp..................................................   875      43,750
-------------------------------------------------------------------------------
LODGING & RESTAURANTS (3.1%)
 Darden Restaurants, Inc..................................... 4,650      38,944
-------------------------------------------------------------------------------
MANUFACTURING (9.4%)
 Eastman Kodak Co............................................   500      39,875
 General Electric Co.........................................   375      36,281
 Whitman Corp................................................ 1,675      40,619
                                                                     ----------
                                                                        116,775
-------------------------------------------------------------------------------
PAPER & PACKAGING (6.5%)
 International Paper Co......................................   975      41,681
 Weyerhaeuser Co.............................................   850      38,994
                                                                     ----------
                                                                         80,675
-------------------------------------------------------------------------------
PHARMACEUTICALS (6.1%)
 Pharmacia & Upjohn, Inc..................................... 1,000      36,000
 Warner Lambert Co...........................................   625      39,766
                                                                     ----------
                                                                         75,766
-------------------------------------------------------------------------------
RETAIL (6.4%)
 Nordstrom, Inc.............................................. 1,150      41,400
 The Limited, Inc............................................ 2,100      38,588
                                                                     ----------
                                                                         79,988
-------------------------------------------------------------------------------
TECHNOLOGY (7.0%)
 Apple Computer, Inc......................................... 1,975      45,425
 International Business Machines Corp........................   325      41,925
                                                                     ----------
                                                                         87,350
-------------------------------------------------------------------------------
TELECOMMUNICATIONS (3.2%)
 AT&T Corp................................................... 1,150      40,106
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $1,094,497)........................         1,210,484
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1996 (Unaudited)

                                                              FACE
                                                             AMOUNT    VALUE+
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (5.7%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
  Chase Securities, Inc. 5.58%, dated 10/31/96, due 11/1/96, to be repurchased at $71,011, collateralized by $68,629
   of various U.S. Treasury Notes, 5.875%-7.75%, due
   3/31/99-11/30/99, valued at $71,000 (COST $71, 000)...... $71,000 $   71,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.7%) (COST $1,165,497)(A).............          1,281,484
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET) (-2.7%)..................            (33,482)
--------------------------------------------------------------------------------
NET ASSETS (100%)...........................................         $1,248,002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 + See Note A to Financial Statements.
(a) The cost for federal income tax purposes was $1,165,497. At October 31, 1996, net unrealized appreciation for all securities based on tax cost was $115,987. This consisted of aggregate gross unrealized appreciation for all securities of $161,373 and aggregate gross unrealized depreciation for all securities of $45,386.

   The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 1996 (Unaudited)

                                                              FACE
                                                             AMOUNT    VALUE+
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (63.4%)
-------------------------------------------------------------------------------
BANKS (15.5%)
 BankAmerica Corp. 7.625%, 6/15/04......................... $250,000 $  260,350
 Northern Trust Co. 6.50%, 5/1/03..........................  250,000    246,360
 Norwest Corp. 7.70%, 11/15/97.............................  250,000    254,588
 State Street Boston Corp. 7.35%, 6/15/26..................  250,000    261,095
 SunTrust Banks, Inc. 6.00%, 2/15/26.......................  275,000    259,352
                                                                     ----------
                                                                      1,281,745
-------------------------------------------------------------------------------
FINANCIAL SERVICES (15.2%)
 Associates Corp. of North America 7.75%, 2/15/05 .........  250,000    266,690
 Exxon Capital Corp. 6.625%, 8/15/02.......................    9,000      9,030
 Exxon Capital Corp. 7.875%, 8/15/97.......................  105,000    106,711
 Ford Motor Credit Co.--Global Bond 6.25%, 11/8/00.........  250,000    247,940
 General Electric Credit Corp. 7.85%, 2/1/97...............  250,000    251,335
 General Motors Acceptance Corp. 8.00%, 5/2/97.............  250,000    252,792
 IBM Credit Corp. 6.375%, 11/1/97..........................  125,000    125,636
                                                                     ----------
                                                                      1,260,134
-------------------------------------------------------------------------------
INDUSTRIAL (16.7%)
 Heinz (H.J.) Co. 5.50%, 9/15/97...........................  278,000    277,261
 Hertz Corp. 8.30%, 2/2/98.................................  250,000    256,805
 PepsiCo, Inc. 6.25%, 9/1/99...............................  250,000    249,260
 Shell Oil Co. 6.625%, 7/1/99..............................  250,000    252,793
 WMX Technologies, Inc. 6.25%, 10/15/00....................  250,000    248,520
 WMX Technologies, Inc. 7.00%, 10/15/06....................  100,000    100,600
                                                                     ----------
                                                                      1,385,239
-------------------------------------------------------------------------------
PHARMACEUTICALS (1.1%)
 Merck & Co. 6.00%, 1/15/97................................   90,000     90,077
-------------------------------------------------------------------------------
RETAIL (8.3%)
 J.C. Penney & Co. 5.375%, 11/15/98........................   53,000     52,292
 J.C. Penney & Co. 6.90%, 8/15/26..........................  200,000    202,362
 Motorola, Inc. 6.50%, 9/1/25..............................  300,000    299,082
 Wal-Mart Stores, Inc. 6.375%, 3/1/03......................  140,000    138,583
                                                                     ----------
                                                                        692,319
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1996 (Unaudited)

                                                              FACE
                                                             AMOUNT    VALUE+
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--(CONTINUED))
-------------------------------------------------------------------------------
UTILITIES (6.6%)
 Florida Power & Light Co. 5.50%, 7/1/99................... $150,000 $  147,497
 Pennsylvania Power & Light Co. 5.50%, 4/1/98..............  150,000    148,926
 Virginia Electric Power Co. 6.25%, 8/1/98.................  250,000    250,825
                                                                     ----------
                                                                        547,248
-------------------------------------------------------------------------------
TOTAL CORPORATE BONDS & NOTES (COST $5,162,685)............           5,256,762
-------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (26.2%)
-------------------------------------------------------------------------------
U.S. TREASURY NOTES
 6.75%, 2/28/97............................................  250,000    251,093
 6.125%, 5/31/97...........................................  550,000    551,974
 5.875%, 7/31/97...........................................  175,000    175,520
 7.75%, 1/31/00............................................  500,000    526,015
 5.25%, 1/31/01............................................  250,000    243,165
 7.50%, 11/15/01...........................................  250,000    264,765
 7.50%, 5/15/02............................................   50,000     53,195
 6.875%, 5/15/06...........................................  100,000    103,531
-------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES (COST $2,123,922).........           2,169,258
-------------------------------------------------------------------------------
AGENCY SECURITIES (8.1%)
-------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 5.37%, 2/7/01.............................................  250,000    242,070
 6.40%, 9/27/05............................................  200,000    196,968
 5.875%, 2/2/06............................................  250,000    236,952
-------------------------------------------------------------------------------
TOTAL AGENCY SECURITIES (COST $691,861)....................             675,990
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1996 (Unaudited)

                                                               FACE
                                                              AMOUNT    VALUE+
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (0.5%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Chase Securities, Inc. 5.58%, dated 10/31/96, due 11/1/96,
  to be repurchased at $44,007, collateralized by $42,531 of various U.S. Treasury Notes, 5.875%-7.75%, due 3/31/99-
  11/30/99, valued at $44,000 (COST $44,000)................ $ 44,000 $   44,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (98.2%) (COST $8,022,468)(A)..............           8,146,010
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET) (1.8%)...................             147,345
--------------------------------------------------------------------------------
NET ASSETS (100%)...........................................          $8,293,355
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 + See Note A to Financial Statements
(a) The cost for federal income and book tax purposes was $8,022,468. At October 31, 1996, net unrealized appreciation for all securities based on tax cost was $123,542. This consisted of aggregate gross unrealized appreciation for all securities of $177,875 and aggregate gross unrealized depreciation for all securities of $54,333.

    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT PORTFOLIOS
STATEMENT OF ASSETS AND LIABILITIES
October 31, 1996 (Unaudited)

                                                    CHICAGO ASSET CHICAGO ASSET
                                                     MANAGEMENT    MANAGEMENT
                                                       VALUE/     INTERMEDIATE
                                                     CONTRARIAN       BOND
                                                      PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------
ASSETS
 Investments, at Cost..............................  $1,165,497    $8,022,468
                                                     ==========    ==========
 Investments, at Value.............................  $1,281,484    $8,146,010
 Cash..............................................       9,255         4,945
 Deferred Organization Costs--Note A...............      13,908        15,680
 Receivable due from Investment Adviser--Note B....      10,038         5,572
 Dividends Receivable..............................       2,286           --
 Receivable for Portfolio Shares Sold..............       2,217           593
 Interest Receivable...............................          11       147,013
 Other Assets......................................          30           324
-------------------------------------------------------------------------------
  Total Assets.....................................   1,319,229     8,320,137
-------------------------------------------------------------------------------
LIABILITIES
 Payable for Investments Purchased.................      51,244           --
 Payable for Administrative Fees--Note C...........       6,469         6,615
 Payable for Trustees' Fees--Note F................         612           602
 Other Liabilities.................................      12,902        19,565
-------------------------------------------------------------------------------
  Total Liabilities................................      71,227        26,782
-------------------------------------------------------------------------------
NET ASSETS.........................................  $1,248,002    $8,293,355
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid in Capital...................................  $1,050,844     8,093,236
 Undistributed Net Investment Income...............       2,108        58,078
 Accumulated Net Realized Gain.....................      79,063        18,499
 Unrealized Appreciation...........................     115,987       123,542
-------------------------------------------------------------------------------
NET ASSETS.........................................  $1,248,002    $8,293,355
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
 Shares Issued and Outstanding (Unlimited
  authorization, no par value).....................      94,189       791,267
 Net Asset Value, Offering and Redemption Price Per
  Share............................................  $    13.25    $    10.48
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT PORTFOLIOS
STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 1996 (Unaudited)

                                             CHICAGO ASSET           CHICAGO ASSET
                                              MANAGEMENT              MANAGEMENT
                                                VALUE/               INTERMEDIATE
                                              CONTRARIAN                 BOND
                                               PORTFOLIO               PORTFOLIO
----------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends........................             $ 13,071                $    --
 Interest.........................                  709                 272,708
----------------------------------------------------------------------------------
  Total Income....................               13,780                 272,708
----------------------------------------------------------------------------------
EXPENSES
 Investment Advisory Fees--Note B
  Basic Fees......................  $ 3,355                $ 19,555
  Less: Fees Waived...............   (3,355)        --      (19,555)        --
                                    -------                --------
 Administrative Fees--Note C......               37,029                  38,740
 Custodian Fees--Note D...........                  761                     594
 Audit Fees.......................                6,886                   6,944
 Printing Fees....................                7,041                   5,596
 Trustees' Fees--Note F...........                1,236                   1,273
 Registration Fees................                6,013                   6,225
 Amortization of Organization
  Expense--Note A.................                2,243                     946
 Other Expenses...................                  541                   1,785
 Fees Assumed by Adviser--Note B..              (56,421)                (29,178)
----------------------------------------------------------------------------------
  Total Expenses..................                5,329                  32,925
 Expense Offset-Note A............                 (241)                   (393)
----------------------------------------------------------------------------------
  Net Expenses....................                5,088                  32,532
----------------------------------------------------------------------------------
NET INVESTMENT INCOME.............                8,692                 240,176
----------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS..               43,838                   6,693
NET CHANGE IN UNREALIZED
 APPRECIATION/DEPRECIATION OF
 INVESTMENTS......................              (72,681)                 69,999
----------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS....              (28,843)                 76,692
----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS.             $(20,151)               $316,868
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS
                                                              ENDED
                                                           OCTOBER 31,  YEAR ENDED
                                                              1996      APRIL 30,
                                                           (UNAUDITED)     1996
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income...................................  $    8,692    $ 12,039
 Net Realized Gain.......................................      43,838      52,560
 Net Change in Unrealized Appreciation/Depreciation......     (72,681)    130,882
----------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
   Operations............................................     (20,151)    195,481
----------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income...................................     (11,958)    (14,741)
 Net Realized Gain.......................................         --      (19,147)
----------------------------------------------------------------------------------
  Total Distributions....................................     (11,958)    (33,888)
----------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
 Issued--Regular.........................................     445,492      79,245
   --In Lieu of Cash Distributions.......................      11,343      31,757
 Redeemed................................................     (68,528)    (76,406)
----------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions...........     388,307      34,596
----------------------------------------------------------------------------------
 Total Increase..........................................     356,198     196,189
Net Assets:
 Beginning of Period.....................................     891,804     695,615
----------------------------------------------------------------------------------
 End of Period (including undistributed net investment
  income of $2,108 and $5,373, respectively).............  $1,248,002    $891,804
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
(1)Shares Issued and Redeemed:
 Shares Issued...........................................      33,560       6,326
 In Lieu of Cash Distributions...........................         847       2,606
 Redeemed................................................      (5,450)     (6,135)
----------------------------------------------------------------------------------
                                                               28,957       2,797
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT INTERMEDIATE BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS
                                                             ENDED
                                                          OCTOBER 31,  YEAR ENDED
                                                             1996      APRIL 30,
                                                          (UNAUDITED)     1996
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income..................................  $  240,176   $  404,686
 Net Realized Gain......................................       6,693       60,194
 Net Change in Unrealized Appreciation/Depreciation.....      69,999      (78,098)
----------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Operations..     316,868      386,782
----------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income..................................    (240,268)    (388,730)
 Net Realized Gain......................................         --       (48,388)
----------------------------------------------------------------------------------
  Total Distributions...................................    (240,268)    (437,118)
----------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
 Issued--Regular........................................     129,327    2,481,207
   --In Lieu of Cash Distributions......................     239,779      435,292
 Redeemed...............................................    (133,442)    (151,965)
----------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions..........     235,664    2,764,534
----------------------------------------------------------------------------------
 Total Increase.........................................     312,264    2,714,198
Net Assets:
 Beginning of Period....................................   7,981,091    5,266,893
----------------------------------------------------------------------------------
 End of Period (including undistributed net investment
  income of $58,078 and $58,170, respectively)..........  $8,293,355   $7,981,091
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
(1)Shares Issued and Redeemed:
  Shares Issued.........................................      12,518      231,545
  In Lieu of Cash Distributions.........................      23,237       41,292
  Redeemed..............................................     (12,853)     (14,328)
----------------------------------------------------------------------------------
                                                              22,902      258,509
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            SIX MONTHS
                                               ENDED               DECEMBER 16,
                                            OCTOBER 31, YEAR ENDED  1994** TO
                                               1996     APRIL 30,   APRIL 30,
                                            (UNAUDITED)    1996        1995
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......   $ 13.67    $ 11.14      $10.00
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income.....................      0.09       0.19        0.05
 Net Realized and Unrealized Gain (Loss) on
  Investments..............................     (0.36)      2.86        1.13
-------------------------------------------------------------------------------
  Total from Investment Operations.........     (0.27)      3.05        1.18
-------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income.....................     (0.15)     (0.23)      (0.04)
 Net Realized Gain.........................       --       (0.29)        --
-------------------------------------------------------------------------------
  Total Distributions......................     (0.15)     (0.52)      (0.04)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.............   $ 13.25    $ 13.67      $11.14
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL RETURN+..............................     (1.98)%    28.00%      11.81%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
 Net Assets, End of Period (Thousands).....   $ 1,248    $   892      $  696
 Ratio of Expenses to Average Net Assets...      0.99%*     1.06%       0.95%*
 Ratio of Net Investment Income to Average
  Net Assets...............................      1.62%*     1.51%       1.54%*
 Portfolio Turnover Rate...................        17%        33%          4%
 Average Commission Rate#..................   $0.0585    $0.0600         N/A
-------------------------------------------------------------------------------
 Voluntary Waived Fees and
  Expenses Assumed by the Adviser Per
   Share...................................   $  0.62    $  1.50      $ 0.58
 Ratio of Expenses to Average Net
  Assets Including Expense Offsets.........      0.95%*     0.95%       0.95%*
-------------------------------------------------------------------------------

 * Annualized
** Commencement of Operations
 + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.
 # Beginning with fiscal year 1996, the Portfolio is required to disclose the average commission rate per share it paid for portfolio trades, on which commissions were charged, during the period.

   The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT INTERMEDIATE BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             SIX MONTHS
                                                ENDED               JANUARY 24,
                                             OCTOBER 31, YEAR ENDED  1995** TO
                                                1996     APRIL 30,   APRIL 30,
                                             (UNAUDITED)    1996       1995
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........   $10.39      $10.33     $10.00
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income......................     0.31        0.64       0.17
 Net Realized and Unrealized Gain on
  Investments++.............................     0.09        0.14       0.26
-------------------------------------------------------------------------------
  Total from Investment Operations..........     0.40        0.78       0.43
-------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income......................    (0.31)      (0.64)     (0.10)
 Net Realized Gain..........................      --        (0.08)       --
-------------------------------------------------------------------------------
  Total Distributions.......................    (0.31)      (0.72)     (0.10)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..............   $10.48      $10.39     $10.33
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL RETURN+...............................     3.92%       7.62%      4.31%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
 Net Assets, End of Period (Thousands)......   $8,293      $7,981     $5,267
 Ratio of Expenses to Average Net Assets....     0.81%*      0.84%      0.80%*
 Ratio of Net Investment Income to Average
  Net Assets................................     5.89%*      6.17%      6.20%*
 Portfolio Turnover Rate....................       13%         24%         0%
-------------------------------------------------------------------------------
 Voluntary Waived Fees and Expenses Assumed
  by the Adviser Per Share..................   $ 0.06      $ 0.12     $ 0.08
 Ratio of Expenses to Average Net Assets
  Including Expense Offsets.................     0.80%*      0.80%      0.80%*
-------------------------------------------------------------------------------

 * Annualized
** Commencement of Operations
 + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser for the periods indicated.
++ The amount shown for the year ended April 30, 1996 for a share outstanding throughout that year does not accord with the aggregate net losses on investments for that year because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

   The accompanying notes are an integral part of the financial statements.

                  CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Chicago Asset Management Value/Contrarian Portfolio and Chicago Asset Management Intermediate Bond Portfolio (the "Portfolios"), portfolios of UAM Funds Trust, are diversified, open-end management investment companies. At October 31, 1996, the UAM Funds were composed of forty active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the Chicago Asset Management Value/Contrarian Portfolio is to provide capital appreciation by investing primarily in the common stock of large companies. The objective of the Chicago Asset Management Intermediate Bond Portfolio is to provide a high level of current income consistent with moderate interest rate exposure by investing primarily in investment grade bonds with an average weighted maturity between 3 and 10 years.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

  1. SECURITY VALUATION: Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sales price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the bid price on such day. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued at the current bid price. Fixed income securities are stated on the basis of valuations provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Trustees.

  2. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

  3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, the Portfolios' custodian bank takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolios has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolios may transfer their daily uninvested cash balances into a joint trading account which invests in one or more

                  CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

  4. DISTRIBUTIONS TO SHAREHOLDERS: Each Portfolio will normally distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

  The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

  Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

  5. ORGANIZATION COST: Costs incurred by each Portfolio in connection with its organization have been deferred and are being amortized on a straight-line basis over a five year period.

  6. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Additionally, certain expenses are apportioned among the portfolios of the UAM Funds and AEW Commercial Mortgage Securities Fund, Inc. ("AEW"), an affiliated closed-end management investment company, based on their relative net assets. Custodian fees for the Portfolio have been increased to include expense offsets for custodian balance credits.

B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Chicago Asset Management Company (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of average daily net assets, as follows:

CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS                                RATE
-------------------------------------------                               ------
Value/Contrarian......................................................... 0.625%
Intermediate Bond........................................................  0.48%

Until further notice, the Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolios' total annual operating expenses (excluding interest, taxes and extraordinary expenses), after the effect of expense offset arrangements, from exceeding 0.95% and 0.80% of average daily net assets, respectively.

C. ADMINISTRATION SERVICES: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing and transfer agent services to the UAM Funds and AEW under a Fund Administration Agreement (the "Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, of 0.19%

                  CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS of the first $200 million of the combined aggregate net assets; plus 0.11% of the next $800 million of the combined aggregate net assets; plus 0.07% of the next $2 billion of the combined aggregate net assets; plus 0.05% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of the UAM Funds and AEW on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000. In addition, the Administrator receives a Portfolio-specific monthly fee of 0.06% of average daily net assets of the Chicago Asset Management Value/Contrarian Portfolio and 0.04% of average daily net assets for Chicago Asset Management Intermediate Bond Portfolio. The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, under which CGFSC agrees to provide certain services, including but not limited to, administration, fund accounting, dividend disbursing and transfer agent services. Pursuant to the Mutual Funds Service Agreement, the Administrator pays CGFSC a monthly fee.

For the period ended October 31, 1996, CGFSC was paid the following amounts by the Administrator:

CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS
-------------------------------------------
Value/Contrarian.................................................................  $ 36,711
Intermediate Bond................................................................    37,137

D. CUSTODIAN: Effective July 17, 1996, The Chase Manhattan Bank (the "Bank"), an affiliate of CGFSC, is custodian for the Portfolios' assets held in accordance with the custodian agreement. For the period July 17, 1996 to October 31, 1996, the amount charged to the Portfolios by the Bank, all of which is unpaid at October 31, 1996 is as follows:

CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS
-------------------------------------------
Value/Contrarian.................................................................  $    88
Intermediate Bond................................................................    1,832

E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolios. The Distributor does not receive any fee or other compensation with respect to the Portfolios.

F. TRUSTEES' FEES: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended, which is allocated proportionally among the active portfolios of UAM Funds and AEW, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds and AEW, and reimbursement of expenses incurred in attending Trustee meetings.

G. PURCHASES AND SALES: For the period ended October 31, 1996, the Portfolios purchases and sales of investment securities other than long-term U.S. Government and agency securities and short-term securities were:

CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS                              PURCHASES  SALES
-------------------------------------------                              --------- --------
Value/Contrarian........................................................ $539,726  $178,643
Intermediate Bond.......................................................  857,274         0

                  CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS

Purchases and sales of long term U.S. Government securities were $392,219 and $1,031,711, respectively, for Chicago Asset Management Intermediate Bond Portfolio. There were no purchases and sales of long-term U.S. Government securities for Chicago Asset Management Value/Contrarian Portfolio.

H. OTHER: At October 31, 1996, the percentage of total shares outstanding held by record shareholders owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:

                                                                            NO. OF        %
CHICAGO ASSET MANAGEMENT COMPANY                                         SHAREHOLDERS OWNERSHIP
--------------------------------                                         ------------ ---------
Value/Contrarian........................................................       2        76.4
Intermediate Bond.......................................................       1        89.3

-------------------------------------------------------------------------------

                                   UAM FUNDS
                                TJ CORE EQUITY
                                   PORTFOLIO

-------------------------------------------------------------------------------

OFFICERS AND TRUSTEES

Norton H. Reamer            William H. Park
Trustee, President          Vice President
and Chairman


John T. Bennett, Jr.       Michael E. DeFao
Trustee                    Secretary


Philip D. English          Karl O. Hartmann
Trustee                    Assistant Secretary


William A. Humenuk         Gary L. French
Trustee                    Treasurer


Peter M. Whitman, Jr.      Robert R. Flaherty
Trustee                    Assistant Treasurer
-------------------------------------------------------------------------------

INVESTMENT ADVISER
 Tom Johnson Investment Management, Inc.
 211 North Robinson, Suite 450
 Oklahoma City, OK 73102

-------------------------------------------------------------------------------

ADMINISTRATOR
 UAM Fund Services, Inc.
 211 Congress Street
 Boston, MA 02110

-------------------------------------------------------------------------------

CUSTODIAN
 The Chase Manhattan Bank
 3 Chase MetroTech Center
 Brooklyn, NY 11245

-------------------------------------------------------------------------------

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young LLP
 2600 One Commerce Square
 Philadelphia, PA 19103

-------------------------------------------------------------------------------

INDEPENDENT ACCOUNTANTS
 Price Waterhouse LLP
 160 Federal Street
 Boston, MA 02110

-------------------------------------------------------------------------------

DISTRIBUTOR
 UAM Fund Distributors, Inc.
 211 Congress Street
 Boston, MA 02110

-------------------------------------------------------------------------------

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------

                                  UAM FUNDS

                               TJ CORE EQUITY
                                  PORTFOLIO

-------------------------------------------------------------------------------


                              SEMI-ANNUAL REPORT
                               OCTOBER 31, 1996

Dear Shareholders,

  The equity markets continued their strong bull market gains for the six month period ended October 31, 1996. During this period, the Dow Jones Industrial Average increased 9.54% and the S&P 500 Index posted a gain of 9.08%. As of October 31, 1996, the stock market is experiencing the longest bull market in history. The equity markets have never risen this long without enduring a bear market or undergoing a correction of at least 10% based on daily closing prices. In addition, the percentage gain of this bull market is second only to the bull market performance from 1923 to 1929.

  The bull market environment has enabled equity funds to generate impressive returns compared to historical averages. However, as market valuation levels are stretched above and beyond historical ranges, the defensive portfolio posture and conservative management style consistent with the objectives of Tom Johnson Investment Management Inc., have underperformed the relative indices. As a result the TJ Core Equity Portfolio increased a respectable 5.18% but still trailed the S&P 500 Index by 3.9% during the six month period ended October 31, 1996.

  There are two primary factors responsible for this underperformance. First, as the S&P 500 Index and the Dow Jones Industrial Average continue to set record highs, we have become increasingly uncomfortable with the level of stock prices. Therefore, the stocks owned in the TJ Core Equity Portfolio have become increasingly defensive in nature. As is expected during these bull market periods, stocks with defensive characteristics do not participate as fully in the market rallies as do more aggressive stocks. Secondly, disappointments in two stocks have contributed heavily to the portfolio's sub-par performance. AT&T Corporation and United Healthcare have both greatly underperformed the S&P 500 Index for the six month period ended October 31, 1996. Both companies are leaders in their respective industries and are undergoing competitive changes that are negatively impacting short term results. AT&T and United Healthcare will continue to be held in the portfolio based on favorable long term fundamentals.

  The period ended October 31, 1996 culminates our first full year of management for the TJ Core Equity Portfolio. While disappointed with the Portfolio's relative underperformance, we remain confident in our conservative and disciplined management style. Market valuations are far above historic averages and the economy appears to be slowing. Several companies have recently announced earnings disappointments and the equities of these companies have suffered significantly. We continue to carefully evaluate our investment process to improve results without exposing the fund to undue risk. It appears the volatility and risk for the market is higher than it has been for some time, and we expect to outperform in this environment.

Tom Johnson Investment Management Inc.

                    DEFINITIONS OF THE COMPARATIVE INDICES

The Dow Jones Industrial Average Index is a price weighted average of 30 blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange.

The S&P 500 Index is an unmanaged index composed of 400 industrial, 40 financial, 40 utilities and 20 transportation stocks.

Comparisons of performance assume reinvestment of dividends.

The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. If the Adviser did not have temporary fee waivers and did not assume expenses on behalf of the Portfolio, total return for the Portfolio would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Please note that one cannot invest in an unmanaged index.

TJ CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 1996 (Unaudited)

                                                               SHARES   VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS (92.7%)
--------------------------------------------------------------------------------
AUTOMOTIVE (3.8%)
 Ford Motor Co................................................ 2,500  $   78,125
--------------------------------------------------------------------------------
BANKS (3.9%)
 First Union Corp.............................................   600      43,650
 NationsBank Corp.............................................   400      37,700
                                                                      ----------
                                                                          81,350
--------------------------------------------------------------------------------
BASIC RESOURCES (2.2%)
 Halliburton Co...............................................   800      45,300
--------------------------------------------------------------------------------
BEVERAGES, FOOD & TOBACCO (8.7%)
 Anheuser-Busch Cos., Inc.....................................   400      15,400
 Heinz (H.J.) Co.............................................. 2,100      74,550
 Sara Lee Corp................................................ 1,200      42,600
 Unilever N.V.--New York Shares...............................   300      45,862
                                                                      ----------
                                                                         178,412
--------------------------------------------------------------------------------
BROADCASTING & PUBLISHING (10.6%)
 Dun & Bradstreet Corp. ...................................... 1,600      92,600
 Gannett Co...................................................   800      60,700
 McGraw-Hill Cos., Inc........................................ 1,400      65,625
                                                                      ----------
                                                                         218,925
--------------------------------------------------------------------------------
BUILDING MATERIALS (3.0%)
 Foster Wheeler Corp.......................................... 1,500      61,500
--------------------------------------------------------------------------------
CHEMICALS (1.9%)
 Mallinckrodt Group, Inc......................................   900      39,150
--------------------------------------------------------------------------------
ELECTRONICS (1.4%)
 General Electric Co..........................................   300      29,025
--------------------------------------------------------------------------------
ENERGY (9.6%)
 Amoco Corp................................................... 1,000      75,750
 Coastal Corp................................................. 1,500      64,500
 Mobil Corp. .................................................   500      58,375
                                                                      ----------
                                                                         198,625
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

TJ CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1996 (Unaudited)

                                                               SHARES   VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
FINANCIAL SERVICES (8.8%)
 American Express Co.......................................... 1,500  $   70,500
 Federal National Mortgage Association........................ 1,400      54,775
 Lehman Brothers Holdings, Inc. .............................. 2,200      55,275
                                                                      ----------
                                                                         180,550
--------------------------------------------------------------------------------
HEALTH CARE (2.4%)
 United Healthcare Corp....................................... 1,300      49,237
--------------------------------------------------------------------------------
HOLDING COMPANY (1.3%)
 Textron, Inc.................................................   300      26,625
--------------------------------------------------------------------------------
INSURANCE (2.1%)
 ITT Hartford Group, Inc. ....................................   700      44,100
--------------------------------------------------------------------------------
MANUFACTURING (4.4%)
 ITT Industries, Inc. ........................................ 2,600      60,450
 Tyco International Ltd.......................................   600      29,775
                                                                      ----------
                                                                          90,225
--------------------------------------------------------------------------------
METALS (1.9%)
 USX-U.S. Steel Group, Inc.................................... 1,400      38,150
--------------------------------------------------------------------------------
OFFICE EQUIPMENT (1.3%)
 Pitney Bowes, Inc............................................   500      27,937
--------------------------------------------------------------------------------
PAPER & PACKAGING (1.9%)
 Union Camp Corp..............................................   800      39,000
--------------------------------------------------------------------------------
PHARMACEUTICALS (4.4%)
 Bristol-Myers Squibb Co......................................   500      52,875
 Merck & Co., Inc.............................................   500      37,063
                                                                      ----------
                                                                          89,938
--------------------------------------------------------------------------------
RETAIL (4.0%)
 Dillard Department Stores Inc., Class A...................... 2,600      82,550
--------------------------------------------------------------------------------
SERVICES (3.5%)
 WMX Technologies, Inc........................................ 2,100      72,188
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

TJ CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1996 (Unaudited)

                                                            SHARES    VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
TECHNOLOGY (7.6%)
 Avnet, Inc...............................................    1,400 $   70,525
 *Compaq Computer Corp....................................      500     34,813
 International Business Machines Corp.....................      400     51,600
                                                                    ----------
                                                                       156,938
-------------------------------------------------------------------------------
TELECOMMUNICATIONS (1.1%)
 Lucent Technologies, Inc.................................      486     22,842
-------------------------------------------------------------------------------
UTILITIES (2.9%)
 AT&T Corp................................................    1,700     59,288
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $1,760,092).....................           1,909,980
-------------------------------------------------------------------------------
                                                             FACE
                                                            AMOUNT
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (9.0%)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Chase Securities, Inc. 5.58%, dated 10/31/96, due
  11/1/96, to be repurchased at $186,029, collateralized
  by $179,790 of various U.S. Treasury Notes, 5.875%-
  7.75%, due 3/31/99-11/30/99, valued at $186,000 (COST
  $186,000)............................................... $186,000    186,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (101.7%) (COST $1,946,092)(A)...........           2,095,980
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET) (-1.7%)................             (34,901)
-------------------------------------------------------------------------------
NET ASSETS (100%).........................................          $2,061,079
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 +  See Note A to Financial Statements.
 *  Non-Income Producing Security.
(a) The cost for federal income tax and book purposes was $1,946,092. At October 31, 1996, net unrealized appreciation for all securities based on tax cost was $149,888. This consisted of aggregate gross unrealized appreciation for all securities of $199,206 and aggregate gross unrealized depreciation for all securities of $49,318.

    The accompanying notes are an integral part of the financial statements.

TJ CORE EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
October 31, 1996 (Unaudited)

-------------------------------------------------------------------------------
ASSETS
 Investments, at Cost............................................... $1,946,092
                                                                     ==========
 Investments, at Value.............................................. $2,095,980
 Cash...............................................................        279
 Receivable due from Investment Adviser--Note B.....................     12,322
 Receivable for Portfolio Shares Sold...............................      9,876
 Dividends Receivable...............................................      2,324
 Other Assets.......................................................         80
-------------------------------------------------------------------------------
  Total Assets......................................................  2,120,861
-------------------------------------------------------------------------------
LIABILITIES
 Payable for Investments Purchased..................................     34,311
 Payable for Administrative Fees--Note C............................      4,888
 Payable for Distribution and Service Fees--Note E..................      3,016
 Payable for Trustees' Fees--Note F.................................        594
 Other Liabilities..................................................     16,973
-------------------------------------------------------------------------------
  Total Liabilities.................................................     59,782
-------------------------------------------------------------------------------
NET ASSETS.......................................................... $2,061,079
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET ASSETS CONSISTS OF:
 Paid in Capital.................................................... $1,893,356
 Undistributed Net Investment Income................................      1,822
 Accumulated Net Realized Gain......................................     16,013
 Unrealized Appreciation............................................    149,888
-------------------------------------------------------------------------------
NET ASSETS.......................................................... $2,061,079
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
 Shares Issued and Outstanding (Unlimited authorization,
  no par value) ....................................................    178,141
 Net Asset Value, Offering and Redemption Price Per Share........... $    11.57
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

TJ CORE EQUITY PORTFOLIO
STATEMENT OF OPERATIONS

                                                                  SIX MONTHS
                                                                    ENDED
                                                                 OCTOBER 31,
                                                                     1996
                                                                 (UNAUDITED)
---------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends....................................................          $ 14,415
 Interest.....................................................             2,816
---------------------------------------------------------------------------------
  Total Income................................................            17,231
---------------------------------------------------------------------------------
EXPENSES
 Investment Advisory Fees--Note B
  Basic Fees.................................................. $ 5,290
  Less: Fees Waived...........................................  (5,290)      --
                                                               -------
 Administrative Fees--Note C..................................            26,180
 Custodian Fees--Note D.......................................               619
 Printing Fees................................................             6,293
 Audit Fees...................................................             5,508
 Distribution and Service Fees--Note E........................             1,763
 Trustees' Fees--Note F.......................................             1,219
 Other Expenses...............................................             2,756
 Expenses Assumed by the Adviser--Note B......................           (35,180)
---------------------------------------------------------------------------------
  Total Expenses..............................................             9,158
 Expense Offset--Note A.......................................              (312)
---------------------------------------------------------------------------------
  Net Expenses................................................             8,846
---------------------------------------------------------------------------------
NET INVESTMENT INCOME.........................................             8,385
---------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS..............................            12,883
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVEST-
 MENTS........................................................            64,834
---------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS.......................................            77,717
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........          $ 86,102
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

TJ CORE EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                 SIX MONTHS
                                                    ENDED
                                                 OCTOBER 31,  SEPTEMBER 28, 1995*
                                                    1996              TO
                                                 (UNAUDITED)    APRIL 30, 1996
---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income.......................... $    8,385       $    5,373
 Net Realized Gain..............................     12,883            3,130
 Net Change in Unrealized
  Appreciation/Depreciation.....................     64,834           85,054
---------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Op-
   erations.....................................     86,102           93,557
---------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income..........................     (6,837)          (5,111)
---------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
 Issued--Regular................................  1,014,000        1,021,045
   --In Lieu of Cash Distributions..............      6,832            5,111
 Redeemed.......................................    (62,348)         (91,272)
---------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions..    958,484          934,884
---------------------------------------------------------------------------------
 Total Increase.................................  1,037,749        1,023,330
Net Assets:
 Beginning of Period............................  1,023,330              --
---------------------------------------------------------------------------------
 End of Period (including undistributed net in-
  vestment income of $1,822 and $274, respec-
  tively)....................................... $2,061,079       $1,023,330
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
(1)Shares Issued and Redeemed:
  Shares Issued.................................     90,505          100,921
  In Lieu of Cash Distributions.................        609              481
  Shares Redeemed...............................     (5,567)          (8,808)
---------------------------------------------------------------------------------
                                                     85,547           92,594
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
* Commencement of Operations

    The accompanying notes are an integral part of the financial statements.

TJ CORE EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                               SIX MONTHS
                                                  ENDED
                                               OCTOBER 31,  SEPTEMBER 28, 1995*
                                                  1996              TO
                                               (UNAUDITED)    APRIL 30, 1996
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD..........   $ 11.05          $ 10.00
-------------------------------------------------------------------------------
Income From Investment Operations
 Net Investment Income........................      0.06             0.06
 Net Realized and Unrealized Gain on Invest-
  ments.......................................      0.51             1.05
-------------------------------------------------------------------------------
  Total From Investment Operations............      0.57             1.11
-------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income........................     (0.05)           (0.06)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD................   $ 11.57          $ 11.05
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL RETURN+.................................      5.18%           11.13%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
 Net Assets, End of Period (Thousands)........   $ 2,061          $ 1,023
 Ratio of Expenses to Average Net Assets......      1.29%**          1.38%**
 Ratio of Net Investment Income to Average Net
  Assets......................................      1.18%**          1.06%**
 Portfolio Turnover Rate......................        12%              17%
 Average Commission Rate......................   $0.0600          $0.0600
-------------------------------------------------------------------------------
 Voluntary Waived Fees and Expenses Assumed by
  the Adviser Per Share.......................   $  0.28          $  0.74
 Ratio of Expenses to Average Net Assets In-
  cluding Expense Offsets.....................      1.25%**          1.25%**
-------------------------------------------------------------------------------

 * Commencement of Operations.
** Annualized.
 + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the period.

    The accompanying notes are an integral part of the financial statements.

                           TJ CORE EQUITY PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The TJ Core Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At October 31, 1996, the UAM Funds were composed of forty active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the TJ Core Portfolio is to provide maximum total return consistent with reasonable risk to principal by investing in the common stock of quality companies with lower valuations in sectors of the economy exhibiting strong, or improving relative performance.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

  1. SECURITY VALUATION: Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sales price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the bid price on such day. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued at the current bid price. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Trustees.

  2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

  3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio may transfer its daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

  4. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will normally distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

                           TJ CORE EQUITY PORTFOLIO

  The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

  Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

  5. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Additionally, certain expenses are apportioned among the portfolios of the UAM Funds and AEW Commercial Mortgage Securities Fund, Inc. ("AEW"), an affiliated closed-end management investment company, based on their relative net assets. Custodian fees for the Portfolio have been increased to include expense offsets for custodian balance credits.

B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Tom Johnson Investment Management, Inc. (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of average daily net assets. Through January 1, 1998, the Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.25% of average daily net assets.

C. ADMINISTRATION SERVICES: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing and transfer agent services to the UAM Funds and AEW under a Fund Administration Agreement (the "Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, of 0.19% of the first $200 million of the combined aggregate net assets; plus 0.11% of the next $800 million of the combined aggregate net assets; plus 0.07% of the next $2 billion of the combined aggregate net assets; plus 0.05% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of the UAM Funds and AEW on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000. In addition, the Administrator receives a Portfolio-specific monthly fee of 0.04% of average daily net assets of the Portfolio. The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, under which CGFSC agrees to provide certain services, including but not limited to, administration, fund accounting, dividend disbursing and transfer agent services. Pursuant to the Mutual Funds Service Agreement, the Administrator pays CGFSC a monthly fee. For the period ended October 31, 1996, $25,901 was paid to CGFSC for their services.

D. CUSTODIAN: Effective July 17, 1996, The Chase Manhattan Bank (the "Bank"), an affiliate of CGFSC, is custodian for the Portfolio's assets held in accordance with the custodian agreement. For the period July 17, 1996 to October 31, 1996, the amount charged to the Portfolio by the Bank aggregated $192, all of which is unpaid at October 31, 1996.

                           TJ CORE EQUITY PORTFOLIO

E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Portfolio has adopted a Distribution and Service Plan (the "Plan") on behalf of the Service Class Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio may not incur distribution and service fees which exceed an annual rate of 0.75% of the Portfolio's net assets, however, the Board has currently limited aggregate payments under the Plan to 0.50% per annum of the Portfolio's net assets. The Portfolio is not currently making payments for distribution fees. The Portfolio pays service fees at an annual rate of 0.25% of the average daily value of Service Class Shares owned by clients of such Service Organizations.

F. TRUSTEES' FEES: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended, which is allocated proportionally among the active portfolios of UAM Funds and AEW, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds and AEW, and reimbursement of expenses incurred in attending Trustee meetings.

G. PURCHASES AND SALES: For the period ended October 31, 1996, the Portfolio made purchases of $976,860 and sales of $162,520 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

H. OTHER: At October 31, 1996, 79.4% of total shares outstanding were held by 2 record shareholders owning more than 10% of the aggregate total shares outstanding.

-------------------------------------------------------------------------------

                                   UAM FUNDS
                      MJI INTERNATIONAL EQUITY PORTFOLIO

-------------------------------------------------------------------------------
OFFICERS AND TRUSTEES
Norton H. Reamer                               William H. Park
Trustee, President and Chairman                Vice President

John T. Bennett, Jr.                           Michael E. DeFao
Trustee                                        Secretary

Philip D. English                              Karl O. Hartmann
Trustee                                        Assistant Secretary

William A. Humenuk                             Gary L. French
Trustee                                        Treasurer

Peter M. Whitman, Jr.                          Robert R. Flaherty
Trustee                                        Assistant Treasurer

-------------------------------------------------------------------------------
INVESTMENT ADVISER
 Murray Johnstone International Ltd.
 John Hancock Center, Suite 3640
 875 North Michigan Avenue, Chicago, IL 60611
-------------------------------------------------------------------------------
ADMINISTRATOR
 UAM Fund Services, Inc.
 211 Congress Street
 Boston, MA 02110
-------------------------------------------------------------------------------
CUSTODIAN
 The Chase Manhattan Bank
 3 Chase MetroTech Center
 Brooklyn, NY 11245
-------------------------------------------------------------------------------
LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young LLP
 2600 One Commerce Square
 Philadelphia, PA 19103
-------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
 Price Waterhouse LLP
 160 Federal Street
 Boston, MA 02110
-------------------------------------------------------------------------------
DISTRIBUTOR
 UAM Fund Distributors, Inc.
 211 Congress Street
 Boston, MA 02110
-------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------

                                   UAM FUNDS

                                      MJI
                                 INTERNATIONAL
                               EQUITY PORTFOLIO

-------------------------------------------------------------------------------


                              SEMI-ANNUAL REPORT
                               OCTOBER 31, 1996

LETTER TO SHAREHOLDERS

UAM MJI INTERNATIONAL EQUITY PORTFOLIO

REVIEW OF THE SIX MONTHS TO 31 OCTOBER 1996

FUND PERFORMANCE

During the six months ended October 31, 1996, international equity markets experienced considerable volatility, stemming from the fears that growth in the U.S. was threatening a rise in inflation which would lead to higher interest rates. Indeed, reports of a strong second quarter for the economy led to a setback for bonds and equities in July and pushed the MSCI EAFE Index (the "Index") for the six months into negative territory. By the end of the period, the return for the portfolio was -2.1%, compared with the Index return of -2.3%.

ECONOMIC AND MARKET REVIEW

While overall results for the period were modest, some of the EAFE markets began to respond to economies picking up from a low base. The exception to this trend was Japan. Industry saw a mild recovery, helped by the weaker yen, but after the brief spurt in April, the market found it difficult to advance. Lingering weakness in the financial and property sectors and a heavy new issue calendar combined with the reluctance of the domestic investors to buy, led to a poor market. Dollar investors were also hit by the weaker yen so that by the end of the period the market had declined by 16.0%. Conscious of the deterioration in fundamentals after April, the managers reduced the exposure of the portfolio to Japan from 31% to 14% at the end of the period.

In Europe, tight fiscal policies and low inflation allowed governments to bring interest rates down. Ultimately, growth began to pick up and the European index returned 8.4%*. Elections in Spain and Italy in the first quarter returned centre left governments, seen as positive for future growth and stability and both equity markets responded positively. Subsequently, the Italian market slipped back due to investor disillusionment with the troubled electronics producer, Olivetti, to finish the period down 7.5%*. The Italian investments outperformed this with a return of 5.8%, the Spanish market had a positive return of 7.0%* but again, the portfolio outperformed with a return of 9.1%. Elsewhere, lower rates stimulated the markets in Germany (+8.1%*) and the Netherlands (+10.7%*) but France continued to suffer from an anaemic recovery, acknowledged by the market which returned only 3.5%*. In the UK, the government's determination to keep interest rates as low as possible, with the approach of the general election, ensured the return of the "feel good" factor and generated a surge of consumer buying. A steady economy combined with a rise in corporate activity underpinned a strong market through the period, ending with a rise of 14.1%*.

The South East Asian markets saw mixed fortunes. The index for the area as a whole was up 1.6% but the portfolio ended the period unchanged. The key to the performance in the second quarter was the improvement in relations between Hong Kong, China and Taiwan. Tensions in the region eased following the elections in Taiwan, China granted the approval for the new airport and the new container terminal in Hong Kong and progress was made on the arrangements for the return of the colony to China in 1997. Confidence combined with an improved economic outlook to lure investors back. The market returned 10.4%* during the period but the portfolio exceeded this at 11.6%. By contrast, the Singapore market was one of the poorest performers during the period, declining by 16.4%*. The strong fundamentals of the economy were overshadowed by a deterioration in the current account due to the weaker prices of electronic components. As a result, the market fell from grace in the eyes of investors. The Australian market returned 1.7%*, responding to the authorities' tightening fiscal

--------
*As measured by the MSCI World Indices.

grip. The new government is on track to steadily reduce the deficit and this is impacting many aspects of the economy; manufacturing has slowed but interest sensitive industries, where the portfolio is overweight, have benefited. The portfolio return for the period was 12.3%.

Investments in the emerging markets had a small positive impact on the portfolio while the IFCI Index fell 4.2% during the period, impacted by the uncertain outlook for global interest rates. Investments in Mexico and Argentina outperformed their respective indices and the new investment in Chile, the chemical company Quimica y Minera, returned 8.4% when the Index was down 1.7%. Timing proved to be the undoing of the portfolio's first investment in Thailand. Bangkok Bank was added to the portfolio after a prolonged period of market weakness but the combination of a deteriorating political situation and government attempts to limit short term capital flows sapped market confidence and the stock price saw further weakness. Subsequently, the political situation has improved and the market has begun to rebound.

INVESTMENT STRATEGY

The manager's strategy for the period was to increase exposure to Europe, including the UK, reduce exposure to Japan, and to increase investments in South East Asia, specifically in Hong Kong and Malaysia. In Hong Kong, we added to existing holdings while in Malaysia we added a new investment in the industrial conglomerate, Hicom. Exposure to the emerging markets was increased with new investments in Thailand and Chile. The majority of these moves added value to the portfolio. Raising exposure to Europe was significant since that area returned 8.4%. Increased allocations to Germany (Volkswagen and BMW), the Netherlands, the UK and Ireland all made solid contributions to the portfolio.

Less successful were investments in Malaysia and the initial foray into Thailand. The other negative in terms of country allocation was the overweight exposure to the Singapore market which was dull throughout the period. Here our value measures scored the market highly; the economy is well managed, growth is still well ahead of OECD averages, and inflation is not a problem. However, the market fell from the favour of international investors since it was perceived as too reliant on the weakening semiconductor cycle when in effect, income generated by production facilities in Singapore is largely remitted to multi national companies abroad which are more susceptible to the gyrations of the industry.

One of the decisions which clearly benefited the portfolio was the reduction of exposure to the Japanese market from 31% to 14% during the period when the index declined by 16% in dollars. Having increased exposure to Japan into the weakness of late 1995 and early 1996, the managers trimmed it back following the April surge, since when the yen has fallen from 104 to the dollar to 111 to the dollar.

INVESTMENT OUTLOOK

Looking forward, the managers believe that the current equilibrium in financial markets is more likely to be disturbed by economic growth threatening the outlook for inflation and interest rates than the reverse. We do not anticipate a major sell off in bond markets but concede that the global interest rate cycle is no longer going down. On a valuation basis, the international markets continue to look more attractive than the U.S. which is looking expensive on price to book, price earnings relative and dividend yield. Among the international markets, we favour Europe and the Far East. The prospects for interest rate reductions may be fading in Europe but, with the possible exception of the UK, remain more attractive than in other regions and the value scores for the smaller markets are amongst the highest. Although economies in the Far East have shown recently that they are not immune to the problems of their developed competitors, we believe that the depressed sentiment is reflected in markets and that the region will still produce growth superior to the developed economies.

Murray Johnstone International Ltd.

                      DEFINITION OF THE COMPARATIVE INDEX
                      -----------------------------------

The Morgan Stanley Capital International EAFE Index is an unmanaged index composed of arithmetic, market value weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

Comparisons of performance assume reinvestment of dividends.

The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. If the Adviser didn't have temporary fee waivers and didn't assume expenses on behalf of the Portfolio, total return for the Portfolio would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For a complete discussion of the risks associated with international investing, please refer to the Portfolio's Prospectus.

Please note that one cannot invest in an unmanaged index.

MJI INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 1996 (Unaudited)

                                                             SHARES    VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS (94.1%)
--------------------------------------------------------------------------------
ARGENTINA (2.4%)
 Banco Frances del Rio de la Plata S.A. ADR.................   7,000 $   183,750
 *Disco S.A. ADR............................................   3,000      67,500
 Transportadora de Gas del Sur S.A. ADR.....................   4,700      54,638
 YPF S.A. ADR...............................................   8,600     195,650
                                                                     -----------
                                                                         501,538
--------------------------------------------------------------------------------
AUSTRALIA (3.8%)
 Australia & New Zealand Banking Group Ltd. ................  65,000     379,647
 National Australia Bank Ltd. ..............................  13,500     148,178
 News Corp., Ltd. ..........................................  45,000     256,056
                                                                     -----------
                                                                         783,881
--------------------------------------------------------------------------------
CHILE (1.7%)
 Quimica y Minera Chile S.A. ADR............................   6,200     356,500
--------------------------------------------------------------------------------
FRANCE (6.0%)
 Cie Generale des Eaux......................................   1,790     214,020
 LVMH (Moet Hennessy Louis Vuitton).........................     900     206,235
 Lyonnaise des Eaux-Dumez...................................   1,034      91,458
 Michelin, Class B..........................................   2,600     125,416
 Parisienne de Reescompte...................................     885      70,312
 *SGS-Thomson Microelectronics N.V..........................   5,400     286,263
 Total S.A., Class B........................................   3,200     250,417
                                                                     -----------
                                                                       1,244,121
--------------------------------------------------------------------------------
GERMANY (5.8%)
 Bayerische Motoren Werke AG................................     940     550,895
 Commerzbank AG.............................................   2,120      47,555
 Mannesmann AG..............................................     653     254,556
 Volkswagen AG..............................................     915     362,433
                                                                     -----------
                                                                       1,215,439
--------------------------------------------------------------------------------
HONG KONG (7.8%)
 Amoy Properties Ltd. ...................................... 280,000     345,850
 Cheung Kong Holdings, Ltd. ................................  43,000     344,814
 Hong Kong Land Holdings, Ltd............................... 150,000     334,500
 Hutchison Whampoa Ltd......................................  40,000     279,369
 Swire Pacific Ltd., Class A................................  35,000     308,955
                                                                     -----------
                                                                       1,613,488
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1996 (Unaudited)

                                                             SHARES    VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
IRELAND (2.0%)
 Allied Irish Banks plc.....................................  43,414 $   275,157
 Smurfit (Jefferson) Group plc..............................  51,000     139,004
                                                                     -----------
                                                                         414,161
--------------------------------------------------------------------------------
ITALY (3.8%)
 ENI S.p.A. ................................................  24,000     115,066
 Fiat S.p.A. ...............................................  33,800      90,450
 Instituto Mobiliare Italiano S.p.A.........................  33,500     265,405
 Italcementi Fabbriche Riunit...............................   2,650      14,052
 Parmalat Finanziaria S.p.A. ............................... 148,800     213,581
 Telecom Italia Mobile S.p.A................................  39,990      82,735
                                                                     -----------
                                                                         781,289
--------------------------------------------------------------------------------
JAPAN (13.9%)
 EISAI Co., Ltd. ...........................................   7,000     125,561
 Itochu Corp................................................  37,000     223,503
 JGC Corp...................................................  23,000     242,680
 Matsumoto Kenko Co., Ltd...................................     400      14,948
 Matsushita Communication Industrial........................   9,000     238,196
 Mori Seiki.................................................   9,000     132,946
 Nippon Sanso KK Corp.......................................  18,000      76,761
 Nippon Steel Co............................................  82,000     239,374
 Nissan Motor Co., Ltd......................................  33,000     249,828
 Nitto Denko Corp...........................................  16,000     237,756
 Sanwa Bank Ltd.............................................  13,000     221,753
 Shiseido Co., Ltd..........................................  20,000     233,887
 Sumitomo Electric Industries...............................  14,000     184,648
 Suzuki Motor Co., Ltd......................................  23,000     234,591
 Tokyo Style................................................  15,000     228,172
                                                                     -----------
                                                                       2,884,604
--------------------------------------------------------------------------------
MALAYSIA (4.4%)
 Genting Bhd. ..............................................  26,000     194,537
 Hicom Holdings Bhd. ....................................... 150,000     400,831
 Malayan Banking Bhd........................................  33,000     326,603
                                                                     -----------
                                                                         921,971
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1996 (Unaudited)

                                                             SHARES    VALUE+
--------------------------------------------------------------------------------
 COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
 MEXICO (3.8%)
 *Cifra S.A. de C.V. Class B................................ 205,000 $   261,457
  Desc S.A. de C.V. ADR.....................................   9,000     173,250
 *Empresas ICA S.A. de C.V. ADR.............................   7,000      91,000
 *Grupo Industrial Durango ADR..............................   5,500      59,813
 *Telefonos de Mexico S.A. ADR, Class L.....................   6,800     207,400
                                                                     -----------
                                                                         792,920
--------------------------------------------------------------------------------
 NETHERLANDS (5.4%)
  Elsevier N.V..............................................  19,340     321,403
  ING Groep N.V.............................................   7,250     226,015
  Vendex International N.V. BDR ............................   7,300     294,684
  VNU.......................................................  15,040     272,987
                                                                     -----------
                                                                       1,115,089
--------------------------------------------------------------------------------
 NEW ZEALAND (1.7%)
  Carter Holt Harvey Ltd. ..................................  85,000     191,156
  Lion Nathan Ltd...........................................  60,000     154,876
                                                                     -----------
                                                                         346,032
--------------------------------------------------------------------------------
 NORWAY (1.6%)
  Norsk Hydro...............................................   6,910     318,543
--------------------------------------------------------------------------------
 SINGAPORE (3.7%)
  City Developments Ltd.....................................  45,000     354,683
  Keppel Corp., Ltd.........................................  40,000     298,232
  Singapore Land Ltd........................................  20,000     110,772
                                                                     -----------
                                                                         763,687
--------------------------------------------------------------------------------
 SPAIN (4.2%)
  General de Aguas de Barcelona S.A.........................   2,400      98,236
  Empresa Nacional de Electricidad S.A......................   3,300     202,094
  Iberdrola S.A.............................................  12,700     134,937
  Telefonica de Espana S.A..................................  15,970     320,577
  Vallehermoso S.A..........................................   6,220     122,907
                                                                     -----------
                                                                         878,751
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1996 (Unaudited)

                                                              SHARES   VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
SWITZERLAND (4.6%)
 ABB AG (Bearer).............................................     33 $    40,838
 Ciba-Geigy AG (Registered)..................................    203     250,413
 Sandoz AG (Registered)......................................    192     222,241
 Winterthur Schweizerische (Registered)......................    421     251,159
 Zurich Versicherungs (Registered)...........................    710     194,628
                                                                     -----------
                                                                         959,279
--------------------------------------------------------------------------------
THAILAND (1.4%)
 Bangkok Bank plc............................................ 27,000     288,113
--------------------------------------------------------------------------------
UNITED KINGDOM (16.1%)
 Abbey National plc.......................................... 12,400     128,933
 BOC Group plc............................................... 18,500     260,845
 British Airport Authority plc............................... 28,700     232,337
 British Petroleum Co. plc................................... 21,800     234,477
 Cadbury Schweppes plc....................................... 23,400     194,572
 Carlton Communications plc.................................. 32,000     256,187
 Commercial Union plc........................................ 14,800     156,176
 Glaxo Wellcome plc.......................................... 16,100     252,549
 Grand Metropolitan plc...................................... 27,500     207,408
 Kingfisher plc.............................................. 19,400     206,296
 Lloyds TSB Group plc........................................ 27,120     171,886
 National Westminster Bank plc...............................  6,000      68,489
 Rank Group plc.............................................. 24,200     160,861
 Rolls-Royce plc............................................. 45,600     188,470
 Safeway Group plc........................................... 36,300     215,301
 Williams Holdings plc....................................... 37,300     220,929
 Wolseley plc................................................ 24,800     192,089
                                                                     -----------
                                                                       3,347,805
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $18,881,048).......................         19,527,211
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1996 (Unaudited)

                                                           FACE
                                                          AMOUNT     VALUE+
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (6.8%)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Chase Securities, Inc. 5.58%, dated 10/31/96, due
  11/1/96, to be repurchased at $1,398,217, collateral-
  ized by $1,351,321 of various U.S. Treasury Notes,
  5.875%-7.75%, due 3/31/99-11/30/99, valued at
  $1,398,003 (COST $1,398,000)......................... $1,398,000 $ 1,398,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.9%) (COST $20,279,048)(A).......             20,925,211
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET) (-0.9%).............               (183,426)
-------------------------------------------------------------------------------
NET ASSETS (100%)......................................            $20,741,785
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 + See Note A to Financial Statements.
 * Non-Income Producing Security.
ADR--American Depository Receipt.
BDR--British Depository Receipt.
(a) The cost for federal income tax and book purposes was $20,279,048. At October 31, 1996, net unrealized appreciation for all securities based on tax cost was $646,163. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,124,655 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $478,492.

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1996 (Unaudited)

At October 31, 1996 sector diversification of the Portfolio was as follows:

                                                             % OF
                                                             NET
SECTOR DIVERSIFICATION                                      ASSETS     VALUE
--------------------------------------------------------------------------------
Agriculture................................................   1.7%  $   351,576
Automotive.................................................   8.1     1,676,667
Banks......................................................   8.1     1,686,383
Basic Resources............................................   1.1       234,981
Beverages, Food & Tobacco..................................   2.7       563,030
Broadcasting & Publishing..................................   4.1       850,577
Building Materials.........................................   1.0       207,036
Capital Equipment..........................................   1.9       387,502
Chemicals..................................................   4.9     1,012,649
Construction...............................................   2.1       425,138
Consumer Durables..........................................   1.8       380,658
Consumer Non-Durables......................................   2.1       440,122
Electronics................................................   3.7       762,215
Energy.....................................................   2.3       484,765
Entertainment & Leisure....................................   1.7       355,398
Financial Services.........................................   5.5     1,140,557
Holding Company............................................   1.9       400,831
Industrial.................................................   1.2       239,374
Insurance..................................................   1.7       350,804
Machine....................................................   0.2        40,838
Manufacturing..............................................   0.6       125,416
Oil and Gas................................................   1.8       365,483
Paper & Packaging..........................................   1.9       389,972
Pharmaceuticals............................................   3.5       725,202
Print and Publishing.......................................   1.2       256,057
Real Estate................................................   7.8     1,613,525
Repurchase Agreement.......................................   6.8     1,398,000
Retail.....................................................   5.0     1,045,239
Services...................................................   1.1       223,503
Telecommunications.........................................   1.7       362,105
Textiles & Apparel.........................................   1.1       228,172
Transportation.............................................   4.0       839,524
Utilities..................................................   6.6     1,361,912
                                                            -----   -----------
Total Investments.......................................... 100.9%  $20,925,211
Other Assets and Liabilities...............................  (0.9)     (183,426)
                                                            -----   -----------
Net Assets................................................. 100.0%  $20,741,785
                                                            =====   ===========

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
October 31, 1996 (Unaudited)

-------------------------------------------------------------------------------
ASSETS
 Investments, at Cost, Including Foreign Currency................. $20,288,070
                                                                   ===========
 Investments, at Value............................................ $20,925,211
 Foreign Currency.................................................       9,064
 Receivable for Investments Sold..................................     151,431
 Dividends Receivable.............................................      26,458
 Receivable for Portfolio Shares Sold.............................      18,600
 Foreign Withholding Tax Reclaim Receivable.......................      10,047
 Deferred Organization Costs--Note A..............................       5,592
 Interest Receivable..............................................         217
 Other Assets.....................................................         399
-------------------------------------------------------------------------------
  Total Assets....................................................  21,147,019
-------------------------------------------------------------------------------
LIABILITIES
 Payable for Investments Purchased................................     349,740
 Payable for Investment Advisory Fees--Note B.....................       5,664
 Payable for Portfolio Shares Redeemed............................      11,250
 Payable for Administrative Fees--Note C..........................       8,859
 Payable due to Custodian Bank--Note D............................       4,236
 Payable for Trustees' Fees--Note F...............................         608
 Other Liabilities................................................      24,877
-------------------------------------------------------------------------------
  Total Liabilities...............................................     405,234
-------------------------------------------------------------------------------
NET ASSETS........................................................ $20,741,785
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET ASSETS CONSISTS OF:
 Paid in Capital.................................................. $20,100,420
 Undistributed Net Investment Income..............................      15,155
 Accumulated Net Realized Loss....................................     (18,255)
 Unrealized Appreciation..........................................     644,465
-------------------------------------------------------------------------------
NET ASSETS........................................................ $20,741,785
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
 Shares Issued and Outstanding (Unlimited authorization, no par
  value)                                                             2,061,632
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.......... $     10.06
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS

                                                                       SIX MONTHS
                                                                          ENDED
                                                                       OCTOBER 31,
                                                                          1996
                                                                       (UNAUDITED)
----------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends.................................................             $ 113,185
 Interest..................................................                19,747
 Less Foreign Taxes Withheld...............................               (12,824)
----------------------------------------------------------------------------------
  Total Income.............................................               120,108
----------------------------------------------------------------------------------
EXPENSES
 Investment Advisory Fees--Note B
  Basic Fees...............................................  $ 41,816
  Less: Fees Waived........................................   (41,816)        --
                                                             --------
 Administrative Fees--Note C...............................                48,567
 Custodian Fees--Note D....................................                12,169
 Printing Fees.............................................                10,812
 Filing and Registration Fees..............................                 9,265
 Audit Fees................................................                 7,436
 Trustees' Fees--Note F....................................                 1,277
 Amortization of Organization Expense--Note A..............                   981
 Other Expenses............................................                 2,149
 Fees Assumed by Adviser--Note B...........................                (7,811)
----------------------------------------------------------------------------------
  Total Expenses...........................................                84,845
 Expense Offset--Note A....................................                  (163)
----------------------------------------------------------------------------------
  Net Expenses.............................................                84,682
----------------------------------------------------------------------------------
NET INVESTMENT INCOME......................................                35,426
----------------------------------------------------------------------------------
NET REALIZED LOSS:
 Investments...............................................              (174,500)
 Foreign Currency Transactions.............................               (28,264)
----------------------------------------------------------------------------------
TOTAL NET REALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS..............................................              (202,764)
----------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
 Investments...............................................               119,736
 Foreign Currency Translations.............................                (3,399)
----------------------------------------------------------------------------------
TOTAL NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION...               116,337
----------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY...............               (86,427)
----------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.......             $ (51,001)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS
                                                            ENDED
                                                         OCTOBER 31,  YEAR ENDED
                                                            1996       APRIL 30,
                                                         (UNAUDITED)     1996
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
 Net Investment Income.................................  $    35,426  $    63,397
 Net Realized Gain (Loss)..............................     (202,764)     142,191
 Net Change in Unrealized Appreciation/Depreciation....      116,337      453,055
----------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
   Operations..........................................      (51,001)     658,643
----------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income.................................          --        (4,038)
 In Excess of Net Investment Income....................          --       (20,271)
 Net Realized Gain.....................................          --       (16,206)
----------------------------------------------------------------------------------
  Total Distributions..................................          --       (40,515)
----------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
 Issued--Regular.......................................   13,950,569    4,553,899
   --In Lieu of Cash Distributions.....................          --        40,436
 Redeemed..............................................   (1,749,821)  (2,155,730)
----------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions.........   12,200,748    2,438,605
----------------------------------------------------------------------------------
Total Increase.........................................   12,149,747    3,056,733
Net Assets:
 Beginning of Period...................................    8,592,038    5,535,305
----------------------------------------------------------------------------------
 End of Period (including undistributed and
  distributions in excess of net investment income of
  $15,155 and $(20,271), respectively).................  $20,741,785  $ 8,592,038
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
(1)Shares Issued and Redeemed:
  Shares Issued........................................    1,398,660      465,365
  In Lieu of Cash Distributions........................          --         4,217
  Redeemed.............................................     (173,854)    (215,563)
----------------------------------------------------------------------------------
                                                           1,224,806      254,019
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             SIX MONTHS
                                                ENDED      YEAR     SEPTEMBER
                                             OCTOBER 31,   ENDED    1994** TO
                                                1996     APRIL 30,  APRIL 30,
                                             (UNAUDITED)   1996       1995
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........   $ 10.27    $  9.50    $ 10.00
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income......................      0.03       0.07       0.04
 Net Realized and Unrealized Gain (Loss) on
  Investments...............................     (0.24)      0.75      (0.54)++
-------------------------------------------------------------------------------
  Total from Investment Operations..........     (0.21)      0.82      (0.50)
-------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income......................       --       (0.00)@      --
 In Excess of Net Investment Income.........       --       (0.03)       --
 Net Realized Gain..........................       --       (0.02)       --
-------------------------------------------------------------------------------
  Total Distributions.......................       --       (0.05)       --
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..............   $ 10.06    $ 10.27    $  9.50
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL RETURN+...............................     (2.05)%     8.67%    (5.00)%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
 Net Assets, End of Period (Thousands)......   $20,742     $8,592    $ 5,535
 Ratio of Expenses to Average Net Assets....      1.50%*     1.45%      1.00%*
 Ratio of Net Investment Income to Average
  Net Assets................................      0.63%*     0.88%      1.49%*
 Portfolio Turnover Rate....................        36%        59%        81%
 Average Commission Rate#...................   $0.0296    $0.0316        N/A
-------------------------------------------------------------------------------
 Voluntary Waived Fees and Expenses Assumed
  by the Adviser............................   $  0.04    $  0.13    $  0.13
 Ratio of Expenses to Average Net Assets
  Including Expense Offsets.................      1.50%*     1.43%*     1.00%**
-------------------------------------------------------------------------------

 * Annualized
** Commencement of Operations
 + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.
++ The amount shown for the period ended October 31, 1996 for a share outstanding throughout that year does not accord with the aggregate net gains on investments for that year because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.
# Beginning with fiscal year 1996, the portfolio is required to disclose the average commission rate per share it paid for portfolio trades on which commissions were charged.
@  Amount is less than $0.01 per share.

   The accompanying notes are an integral part of the financial statements.

                      MJI INTERNATIONAL EQUITY PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The MJI International Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At October 31, 1996, the UAM Funds were composed of forty active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the MJI International Equity Portfolio is to provide maximum total return, including both capital appreciation and current income, by investing primarily in the common stocks of companies based outside of the United States.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

  1. SECURITY VALUATION: Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sales price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the bid price on such day. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued at the current bid price. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Trustees.

  2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

  The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues such taxes when the related income is earned.

  3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

                      MJI INTERNATIONAL EQUITY PORTFOLIO

  4. FOREIGN CURRENCY TRANSLATION: The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gain and loss on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

  5. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gain or loss when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

  6. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will normally distribute substantially all of its net investment income annually. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

  The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions and deferred organization costs.

  Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

  7. ORGANIZATION COSTS: Costs incurred by the Portfolio in connection with its organization have been deferred and are being amortized on a straight-line basis over a five year period.

  8. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly

                      MJI INTERNATIONAL EQUITY PORTFOLIO
  attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Additionally, certain expenses are apportioned among the portfolios of the UAM Funds and AEW Commercial Mortgage Securities Fund, Inc. ("AEW"), an affiliated closed-end management investment company, based on their relative net assets. Custodian fees for the Portfolio have been increased to include expense offsets for custodian balance credits.

B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Murray Johnstone International Ltd., (the "Adviser"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.50% of average daily net assets.

C. ADMINISTRATION SERVICES: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing and transfer agent services to the UAM Funds and AEW under a Fund Administration Agreement (the "Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, of 0.19% of the first $200 million of the combined aggregate net assets; plus 0.11% of the next $800 million of the combined aggregate net assets; plus 0.07% of the next $2 billion of the combined aggregate net assets; plus 0.05% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of the UAM Funds and AEW on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000. In addition, the Administrator receives a Portfolio-specific monthly fee of 0.06% of average daily net assets of the Portfolio. The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, under which CGFSC agrees to provide certain services, including but not limited to, administration, fund accounting, dividend disbursing and transfer agent services. Pursuant to the Mutual Funds Service Agreement, the Administrator pays CGFSC a monthly fee. For the period ended October 31, 1996, $45,261 was paid to CGFSC for their services.

D. CUSTODIAN: Effective July 17, 1996, The Chase Manhattan Bank (the "Bank"), an affiliate of CGFSC, is custodian for the Portfolio's assets held in accordance with the custodian agreement. For the period July 17, 1996 to October 31, 1996, the amount charged to the Portfolio by the Bank aggregated $7,210, all of which is unpaid at October 31, 1996.

E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

F. TRUSTEES' FEES: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended, which is allocated proportionally among the active portfolios of UAM Funds and AEW, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds and AEW, and reimbursement of expenses incurred in attending Trustee meetings.

G. PURCHASES AND SALES: For the period ended October 31, 1996, the Portfolio made purchases of $15,538,657 and sales of $3,966,361 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

                      MJI INTERNATIONAL EQUITY PORTFOLIO

H. LINE OF CREDIT: The Portfolio, along with certain other Portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of Capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.75%. In addition, a commitment fee of 1/10th of 1% per annum, payable at the end of each calendar quarter, is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. During the period ended October 31, 1996, the Portfolio had no borrowings under the agreement.

I. OTHER: At October 31, 1996, 52.6% of total shares outstanding were held by 2 record shareholders owning more than 10% of the aggregate total shares outstanding.

At April 30, 1996, the net assets of the Portfolio was substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

-------------------------------------------------------------------------------

                                   UAM FUNDS
                              IRC ENHANCED INDEX
                                   PORTFOLIO

-------------------------------------------------------------------------------

OFFICERS AND TRUSTEES

Norton H. Reamer        William H. Park
Trustee, President      Vice President
and Chairman


John T. Bennett, Jr.    Michael E. DeFao
Trustee                 Secretary


Philip D. English       Karl O. Hartmann
Trustee                 Assistant Secretary


William A. Humenuk      Gary L. French
Trustee                 Treasurer


Peter M. Whitman, Jr.   Robert R. Flaherty
Trustee                 Assistant Treasurer

-------------------------------------------------------------------------------

INVESTMENT ADVISER
 Investment Research Company
 16236 San Dieguito Road Suite 2-20
 Rancho Santa Fe, CA 92067

-------------------------------------------------------------------------------

ADMINISTRATOR
 UAM Fund Services, Inc.
 211 Congress Street
 Boston, MA 02110

-------------------------------------------------------------------------------

CUSTODIAN
 The Chase Manhattan Bank
 3 MetroTech Center
 Brooklyn, NY 11245

-------------------------------------------------------------------------------

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young LLP
 2600 One Commerce Square
 Philadelphia, PA 19103

-------------------------------------------------------------------------------

INDEPENDENT ACCOUNTANTS
 Price Waterhouse LLP
 160 Federal Street
 Boston, MA 02110

-------------------------------------------------------------------------------

DISTRIBUTOR
 UAM Fund Distributors, Inc.
 211 Congress Street
 Boston, MA 02110

-------------------------------------------------------------------------------

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------

                                   UAM FUNDS

                              IRC ENHANCED INDEX
                                  PORTFOLIO

-------------------------------------------------------------------------------


                              SEMI-ANNUAL REPORT
                               OCTOBER 31, 1996

Dear Shareholders:

The IRC Enhanced Index Portfolio managed by Investment Research Company (IRC) returned 8.55% for the semi-annual period ending October 31, 1996 relative to a return of 9.08% for the S&P 500 Index. The under-performance is primarily attributable to the performance drag resulting from maintaining a cash level in the portfolio of approximately 6-8% in order to meet potential redemptions.

Stocks which positively influenced returns for the period include Monsanto which advanced 31% due to improving fundamentals, particularly in its agricultural division. Compaq advanced 49% as it continues to increase market share for personal computer products. Allstate was up 44% as a result of continued earnings improvement arising from expense control and minimal insurance losses from weather related incidents. Finally, Bank of Boston increased by 32% as investors expressed enthusiasm regarding efficiencies which will result from its recently completed merger with BayBanks.

Stocks which negatively influenced performance include EG&G, Inc. which provides technical services and customized equipment to government and commercial customers. The stock was down 20% as the company has been beset by sales declines in several core business areas. Hewlett-Packard Co. declined 17% due to slowing growth for its products. Ford, which is one of the portfolio's largest holdings, fell 13% along with other members of the weakening auto sector.

OVERVIEW OF ECONOMIC AND MARKET CONDITIONS

After the slight correction in August, the stock market resumed its climb into record territory. Once investors became convinced that the Federal Reserve would not take harsh action to control growth and inflation, interest rates declined and investors continued acquiring equity securities. During this period, growth stocks led as a result of a revival in technology stocks. The computer and electronics sectors both advanced. Stocks that were members of the communications and utilities sectors lagged primarily as a result of expected deterioration of profits resulting from increased competition. IRC believes that the continued market advance is primarily "demand" driven. Capital in-flows to the stock market from individual investors (through direct purchases and mutual funds) continues at a pace which is unprecedented. Additionally, purchases by foreign investors and stock repurchase programs also represent other sources of demand for equities that continue to advance stock prices.

INVESTMENT STRATEGIES AND TECHNIQUES APPLIED BY IRC DURING THE PERIOD

Based upon years of stock market research and the historical performance record of various styles of active portfolio management, IRC believes that excess performance can best be achieved by applying a disciplined quantitative process to identify securities that are likely to outperform a chosen benchmark, such as the S&P 500 Index. Risk control is essential to this process, and IRC believes that consistent (if sometimes only modest) excess returns with minimal downside risk relative to the benchmark can best meet a client's objective of long-term wealth accumulation.

The primary elements of the IRC process utilized in managing the IRC Enhanced Index Portfolio (the "Portfolio") includes carefully matching the portfolio's sector allocation to that of the S&P 500 Index, eliminating stocks with excessive market valuations, and applying sophisticated statistical techniques to construct a final portfolio which maximizes return relative to the portfolio's risk objectives. More specifically, IRC segregates the members of the S&P 500 Index into separate economic sectors. Within each sector, the firm's investment process will eliminate stocks with the lowest dividend yields and the highest P/E ratios. Prior experience has demonstrated that richly valued stocks tend to under-perform the most during periods of significant market corrections. Additionally, IRC applies an internally developed geometric mean optimization model to identify stocks and their appropriate portfolio weightings within each economic sector. This model considers several statistical factors (such as total return, standard deviation of return, and covariances) and other statistical distribution patterns in order to construct the optimal combination of stocks within each sector.

During the quarter, IRC limited the number of stocks held in the portfolio to about 125 securities. Normally, the firm would expect to hold about 180 securities. As the amount invested in the Portfolio increases, the number of stocks will also increase.

CURRENT OUTLOOK

IRC does not attempt to overlay its quantitative stock selection models with any type of predicted economic outlook. However, due to very high stock prices relative to historical measures of value, IRC's models have positioned the portfolio with a distinct value bias. An integral component of IRC's strategy is to control the risk of significant under-performance in the event of a market downturn. The current value bias leads IRC to believe that such a downturn is a significant possibility at this time.

Investment Research Company

                      Definition of the Comparative Index

The S&P 500 Index is an unmanaged index composed of 400 industrial, 40 financial, 40 utilities and 20 transportation stocks.

Comparisons of performance assume reinvestment of dividends.

The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. If the Adviser did not have temporary fee waivers and did not assume expenses on behalf of the Portfolio, total return for the Portfolio would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Please note that one cannot invest in an unmanaged index.

IRC ENHANCED INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 1996 (Unaudited)

                                                               SHARES   VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS (93.1%)
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE (2.9%)
 Lockheed Martin Corp. .......................................   400  $   35,850
 Raytheon Co. ................................................   700      34,475
 Rockwell International Corp. ................................   900      49,500
 United Technologies Corp. ...................................   200      25,750
                                                                      ----------
                                                                         145,575
--------------------------------------------------------------------------------
AUTOMOTIVE (2.1%)
 Ford Motor Co. .............................................. 1,800      56,250
 General Motors Co. ..........................................   900      48,487
                                                                      ----------
                                                                         104,737
--------------------------------------------------------------------------------
BANKS (5.8%)
 Bank of Boston Corp. ........................................   800      51,200
 Barnett Banks, Inc. ......................................... 1,300      49,562
 First Union Corp. ...........................................   800      58,200
 Fleet Financial Group, Inc. .................................   600      29,925
 KeyCorp......................................................   600      27,975
 Mellon Bank Corp. ...........................................   400      26,050
 Norwest Corp. ...............................................   500      21,937
 US Bancorp...................................................   600      23,925
                                                                      ----------
                                                                         288,774
--------------------------------------------------------------------------------
BEVERAGES, FOOD & TOBACCO (7.5%)
 Albertson's, Inc. ...........................................   300      10,313
 Anheuser-Busch Cos., Inc. ................................... 1,200      46,200
 Coca Cola Co. ............................................... 1,500      75,750
 ConAgra, Inc. ............................................... 1,000      49,875
 Coors (Adolph), Inc., Class B................................   600      11,625
 CPC International, Inc. .....................................   500      39,438
 PepsiCo. Inc. ...............................................   500      14,813
 Philip Morris Cos., Inc. ....................................   500      46,313
 Sara Lee Corp. .............................................. 1,500      53,250
 Sysco Corp. .................................................   800      27,200
                                                                      ----------
                                                                         374,777
--------------------------------------------------------------------------------
BROADCASTING & PUBLISHING (0.9%)
 Dun & Bradstreet Corp. ......................................   800      46,300
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

IRC ENHANCED INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1996 (Unaudited)

                                                               SHARES   VALUE+
--------------------------------------------------------------------------------
 COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
 CAPITAL EQUIPMENT (6.0%)
  Crane Co. ..................................................   700  $   32,550
  Deere & Co. ................................................   700      29,225
  General Electric Co. ....................................... 1,400     135,450
  Johnson Controls, Inc. .....................................   400      29,200
  National Service Industries, Inc. ..........................   600      20,700
  Snap-On Inc. ...............................................   750      24,094
  Textron, Inc. ..............................................   300      26,625
                                                                      ----------
                                                                         297,844
--------------------------------------------------------------------------------
 CHEMICALS (3.8%)
  Dow Chemical................................................   300      23,325
  Du Pont (E.I.) de Nemours & Co. ............................   100       9,275
  Goodrich (B.F.) Co. ........................................   900      38,138
  Monsanto Co. ............................................... 1,500      63,400
  PPG Industries, Inc. .......................................   500      28,500
  Rohm & Haas Co. ............................................   400      28,550
                                                                      ----------
                                                                         191,188
--------------------------------------------------------------------------------
 COMPUTERS (4.0%)
 *Ceridian Corp. .............................................   200       9,925
 *Compaq Computer Corp. ......................................   600      41,775
  International Business Machines Corp. ......................   200      25,800
 *Microsoft Corp. ............................................   300      41,175
 *Seagate Technology..........................................   200      13,350
  Shared Medical Systems Corp. ...............................   400      19,200
 *Sun Microsystems, Inc. .....................................   800      48,700
                                                                      ----------
                                                                         199,925
--------------------------------------------------------------------------------
 CONSTRUCTION (0.5%)
  Armstrong World Industries, Inc. ...........................   400      26,700
--------------------------------------------------------------------------------
 CONSUMER NON-DURABLES (2.9%)
  Avon Products, Inc. ........................................   900      48,825
  Clorox Co. .................................................   400      43,650
  Heinz (H.J.) Co. ........................................... 1,500      53,250
                                                                      ----------
                                                                         145,725
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

IRC ENHANCED INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1996 (Unaudited)

                                                               SHARES   VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
CONSUMER STAPLES (1.0%)
 Procter & Gamble Co. ........................................   500  $   49,500
--------------------------------------------------------------------------------
ELECTRONICS (3.0%)
 EG&G, Inc. .................................................. 1,200      21,150
 Hewlett-Packard Co. .........................................   800      35,300
 Intel Corp. .................................................   400      43,900
 Motorola, Inc. ..............................................   300      13,800
 Texas Instruments, Inc. .....................................   700      33,687
                                                                      ----------
                                                                         147,837
--------------------------------------------------------------------------------
ENERGY (8.0%)
 Chevron Corp. ...............................................   400      26,300
 Enron Corp. .................................................   700      32,550
 Exxon Corp. .................................................   800      70,900
 Halliburton Co. .............................................   800      45,300
 Mobil Corp. .................................................   700      81,725
 Royal Dutch Petroleum Co.--New York Shares...................   500      82,687
 Texaco, Inc. ................................................   600      60,975
                                                                      ----------
                                                                         400,437
--------------------------------------------------------------------------------
FINANCIAL SERVICES (4.2%)
 Ahmanson (H.F.) & Co. .......................................   800      25,100
 Federal National Mortgage Association........................ 2,100      82,163
 Merrill Lynch & Co., Inc. ...................................   700      49,175
 Morgan Stanley Group, Inc. ..................................   200      10,050
 Travelers Corp. .............................................   300      16,275
 Wells Fargo & Co. ...........................................   100      26,712
                                                                      ----------
                                                                         209,475
--------------------------------------------------------------------------------
HEALTH CARE (0.9%)
 Becton, Dickinson & Co. ..................................... 1,000      43,500
--------------------------------------------------------------------------------
INSURANCE (3.8%)
 Allstate Corp. .............................................. 1,200      67,350
 American International Group, Inc. ..........................   100      10,863
 Chubb Corp. .................................................   600      30,000
 Jefferson-Pilot Corp. .......................................   600      34,125
 Transamerica Corp. ..........................................   600      45,525
                                                                      ----------
                                                                         187,863
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

IRC ENHANCED INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1996 (Unaudited)

                                                               SHARES   VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
LODGING & RESTAURANTS (1.2%)
 Hilton Hotels Corp. ......................................... 1,500  $   45,563
 Luby's Cafeterias, Inc. .....................................   800      16,800
                                                                      ----------
                                                                          62,363
--------------------------------------------------------------------------------
MANUFACTURING (0.5%)
 Cooper Industries, Inc. .....................................   600      24,150
--------------------------------------------------------------------------------
METALS (1.0%)
 Aluminum Company of America..................................   500      29,313
 Asarco, Inc. ................................................   400      10,500
 Phelps Dodge Corp. ..........................................   200      12,575
                                                                      ----------
                                                                          52,388
--------------------------------------------------------------------------------
MINING (0.7%)
 Homestake Mining Co. ........................................   700       9,975
 Newmont Mining Corp. ........................................   500      23,125
                                                                      ----------
                                                                          33,100
--------------------------------------------------------------------------------
OFFICE EQUIPMENT (2.0%)
 Harris Corp. ................................................   600      37,575
 Pitney Bowes, Inc. ..........................................   800      44,700
 Xerox Corp. .................................................   400      18,550
                                                                      ----------
                                                                         100,825
--------------------------------------------------------------------------------
OIL & GAS (1.4%)
 Amoco Corp. .................................................   300      22,725
 Phillips Petroleum Co. ......................................   400      16,400
 Schlumberger Ltd. ...........................................   300      29,737
                                                                      ----------
                                                                          68,862
--------------------------------------------------------------------------------
PAPER & PACKAGING (2.2%)
 Avery Dennison Corp. ........................................   500      32,937
 Kimberly-Clark Corp. ........................................   700      65,275
 Weyerhaeuser Co. ............................................   300      13,763
                                                                      ----------
                                                                         111,975
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

IRC ENHANCED INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1996 (Unaudited)

                                                               SHARES   VALUE+
--------------------------------------------------------------------------------
 COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
 PHARMACEUTICALS (8.9%)
  Abbott Laboratories.........................................   500  $   25,313
  American Home Products Corp.................................   400      24,500
  Bristol-Myers Squibb Co.....................................   600      63,450
  Johnson & Johnson........................................... 1,400      68,950
  Lilly (Eli) & Co............................................   500      35,250
  Merck & Co., Inc............................................   600      44,475
  Pfizer, Inc.................................................   300      24,825
  Pharmacia & Upjohn, Inc..................................... 1,400      50,400
  Schering-Plough Corp........................................ 1,000      64,000
  Warner Lambert Co...........................................   700      44,538
                                                                      ----------
                                                                         445,701
--------------------------------------------------------------------------------
 RETAIL (4.4%)
  Gap, Inc.................................................... 1,500      43,500
  Giant Food, Inc., Class A...................................   700      23,625
  Harcourt General, Inc.......................................   400      19,900
  Hasbro, Inc.................................................   500      19,437
  Longs Drug Stores, Inc......................................   600      26,925
  Sears, Roebuck & Co.........................................   800      38,700
  TJX Companies, Inc..........................................   800      32,000
  Wal-Mart Stores, Inc........................................   600      15,975
                                                                      ----------
                                                                         220,062
--------------------------------------------------------------------------------
 SERVICES (1.3%)
  Comerica, Inc...............................................   500      26,562
  Service Corp. International................................. 1,400      39,900
                                                                      ----------
                                                                          66,462
--------------------------------------------------------------------------------
 TELECOMMUNICATIONS (6.5%)
  AT&T Corp................................................... 1,200      41,850
  Bell Atlantic Corp..........................................   800      48,200
  Bellsouth Corp.............................................. 1,900      77,425
 *Cabletron Systems, Inc......................................   100       6,237
  Lucent Technologies, Inc....................................   388      18,236
  Pacific Telesis Group.......................................   800      27,200
  Sprint Corp................................................. 1,400      54,950
  U.S. West Communications Group.............................. 1,700      51,637
                                                                      ----------
                                                                         325,735
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

IRC ENHANCED INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1996 (Unaudited)

                                                              SHARES   VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
TRANSPORTATION (1.4%)
 Burlington Northern Santa Fe................................   400  $   32,950
 Norfolk Southern Corp.......................................   400      35,650
                                                                     ----------
                                                                         68,600
-------------------------------------------------------------------------------
UTILITIES (4.3%)
 American Electric Power Co..................................   600      24,900
 Central & South West Corp...................................   400      10,600
 Entergy Corp................................................ 1,600      44,800
 FPL Group, Inc..............................................   300      13,800
 GTE Corp.................................................... 1,600      67,400
 Pacificorp..................................................   700      14,787
 People's Energy Corp........................................ 1,100      38,775
                                                                     ----------
                                                                        215,062
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (93.1%) (COST $4,178,592)(a)...............         4,655,442
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET) (6.9%)....................           343,872
-------------------------------------------------------------------------------
NET ASSETS (100%)............................................        $4,999,314
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 +  See Note A to Financial Statements.
 *  Non-Income Producing Security.
(a) The cost for federal income tax and book purposes was $4,178,592. At October 31, 1996, net unrealized appreciation for all securities based on tax cost was $476,850. This consisted of aggregate gross unrealized appreciation for all securities of $546,619 and aggregate gross unrealized depreciation for all securities of $69,769.

    The accompanying notes are an integral part of the financial statements.

IRC ENHANCED INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
October 31, 1996 (Unaudited)

-------------------------------------------------------------------------------
ASSETS
 Investments, at Cost.............................................. $4,178,592
                                                                    ==========
 Investments, at Value............................................. $4,655,442
 Cash..............................................................    338,075
 Receivable for Portfolio Shares Sold..............................     11,465
 Dividends Receivable..............................................      8,214
 Other Assets......................................................        154
-------------------------------------------------------------------------------
  Total Assets.....................................................  5,013,350
-------------------------------------------------------------------------------
LIABILITIES
 Payable for Investment Advisory Fees--Note B......................      2,687
 Payable for Administrative Fees--Note C...........................      4,199
 Payable for Trustees' Fees--Note F................................        592
 Other Liabilities.................................................      6,558
-------------------------------------------------------------------------------
  Total Liabilities................................................     14,036
-------------------------------------------------------------------------------
NET ASSETS......................................................... $4,999,314
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid in Capital...................................................  4,440,152
 Distributions in Excess of Net Investment Income..................       (925)
 Accumulated Net Realized Gain.....................................     83,237
 Unrealized Appreciation...........................................    476,850
-------------------------------------------------------------------------------
NET ASSETS......................................................... $4,999,314
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
 Shares Issued and Outstanding (Unlimited authorization, no par
  value) ..........................................................    448,018
 Net Asset Value, Offering and Redemption Price Per Share.......... $    11.16
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

IRC ENHANCED INDEX PORTFOLIO
STATEMENT OF OPERATIONS

                                                                      SIX MONTHS
                                                                         ENDED
                                                                      OCTOBER 31,
                                                                         1996
                                                                      (UNAUDITED)
---------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..................................................           $ 57,018
---------------------------------------------------------------------------------
EXPENSES
 Investment Advisory Fees--Note B
  Basic Fees................................................ $14,561
  Less: Fees Waived.........................................  (3,064)    11,497
                                                             -------
 Administrative Fees--Note C................................             22,518
 Audit Fees.................................................              5,428
 Printing Fees..............................................              4,731
 Registration Fees..........................................              3,425
 Custodian Fees--Note D.....................................              2,144
 Trustees' Fees--Note F.....................................              1,242
 Other Expenses.............................................              1,214
---------------------------------------------------------------------------------
  Total Expenses............................................             52,199
 Expense Offset--Note A.....................................               (239)
---------------------------------------------------------------------------------
  Net Expenses..............................................             51,960
---------------------------------------------------------------------------------
NET INVESTMENT INCOME.......................................              5,058
---------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS............................             69,071
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON IN-
 VESTMENTS..................................................            317,294
---------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS.....................................            386,365
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........           $391,423
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

IRC ENHANCED INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS
                                                            ENDED     JANUARY 23,
                                                         OCTOBER 31,   1996* TO
                                                            1996       APRIL 30,
                                                         (UNAUDITED)     1996
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income.................................  $     5,058  $     8,478
 Net Realized Gain.....................................       69,071       14,166
 Net Change in Unrealized Appreciation/Depreciation....      317,294      159,556
----------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Operations.      391,423      182,200
----------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income.................................       (6,339)      (8,122)
----------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
 Issued--Regular.......................................    2,277,629    6,001,748
   --In Lieu of Cash Distributions.....................        6,339        8,122
 Redeemed..............................................   (1,602,477)  (2,251,209)
----------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions.........      681,491    3,758,661
----------------------------------------------------------------------------------
 Total Increase........................................    1,066,575    3,932,739
Net Assets:
 Beginning of Period...................................    3,932,739          --
----------------------------------------------------------------------------------
 End of Period (including distributions in excess of
  net investment income and undistributed net invest-
  ment income of $(925) and $356, respectively.........  $ 4,999,314   $3,932,739
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
(1)Shares Issued and Redeemed:
  Shares Issued........................................      219,105      597,185
  In Lieu of Cash Distributions........................          596          779
  Redeemed.............................................     (153,460)    (216,187)
----------------------------------------------------------------------------------
                                                              66,241      381,777
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

* Commencement of Operations

    The accompanying notes are an integral part of the financial statements.

IRC ENHANCED INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                      SIX MONTHS
                                                         ENDED     JANUARY 23,
                                                      OCTOBER 31    1996* TO
                                                         1996       APRIL 30
                                                      (UNAUDITED)     1996
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.................   $ 10.30      $ 10.00
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income...............................      0.02         0.02
 Net Realized and Unrealized Gain on Investments.....      0.86         0.30
-------------------------------------------------------------------------------
  Total from Investment Operations...................      0.88         0.32
-------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income...............................     (0.02)       (0.02)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.......................   $ 11.16      $ 10.30
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL RETURN+........................................      8.55%        3.20%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
 Net Assets, End of Period (Thousands)...............   $ 4,999      $ 3,933
 Ratio of Expenses to Average Net Assets.............      2.51%**      2.52%**
 Ratio of Investment Income to Average Net Assets....      0.24%**      0.67%**
 Portfolio Turnover Rate.............................        24%          31%
 Average Commission Rate.............................   $0.0257      $0.0205
-------------------------------------------------------------------------------
 Voluntary Waived Fees and Expenses Assumed by the
  Adviser Per Share..................................   $  0.01      $  0.03
 Ratio of Expenses to Average Net Assets Including
  Expense Offsets....................................      2.50%**      2.50%**
-------------------------------------------------------------------------------

 * Commencement of Operations.
** Annualized
 + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser.

    The accompanying notes are an integral part of the financial statements.

                         IRC ENHANCED INDEX PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The IRC Enhanced Index Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At October 31, 1996, the UAM Funds were composed of forty active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the IRC Enhanced Index Portfolio is to provide a total return exceeding that of the S&P 500 Index.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

  1. SECURITY VALUATION: Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sales price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the bid price on such day. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued at the current bid price. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Trustees.

  2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

  3. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will normally distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

  The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

  Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital

  4. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Additionally, certain expenses are apportioned among the portfolios of the UAM Funds and AEW Commercial Mortgage Securities Fund, Inc. ("AEW"), an affiliated closed-end management investment company, based on their relative net assets. Custodian fees for the Portfolio have been increased to include expense offsets for custodian balance credits.

B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Investment Research Company (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of average daily net

                         IRC ENHANCED INDEX PORTFOLIO
assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, to comply with the most stringent expense limits prescribed by any state in which the Portfolio's shares are offered for sale. The most stringent current state restrictions limit the Portfolio's allowable operating expenses in a fiscal year to 2.50% of the first $30 million of average daily net assets, 2.00% of the next $70 million of average net assets and 1.50% of average daily net assets in excess of $100 million.

C. ADMINISTRATION SERVICES: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing and transfer agent services to the UAM Funds and AEW under a Fund Administration Agreement (the "Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, of 0.19% of the first $200 million of the combined aggregate net assets; plus 0.11% of the next $800 million of the combined aggregate net assets; plus 0.07% of the next $2 billion of the combined aggregate net assets; plus 0.05% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of the UAM Funds and AEW on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000. In addition, the Administrator receives a Portfolio-specific monthly fee of 0.04% of average daily net assets of the Portfolio. The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, under which CGFSC agrees to provide certain services, including but not limited to, administration, fund accounting, dividend disbursing and transfer agent services. Pursuant to the Mutual Funds Service Agreement, the Administrator pays CGFSC a monthly fee. For the period ended October 31, 1996, $21,700 was paid to CGFSC for their services.

D. CUSTODIAN: Effective July 17, 1996, The Chase Manhattan Bank (the "Bank"), an affiliate of CGFSC, is custodian for the Portfolio's assets held in accordance with the custodian agreement. For the period July 17, 1996 to October 31, 1996, the amount charged to the Portfolio by the Bank aggregated $2,021, all of which is unpaid at October 31, 1996.

E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

F. TRUSTEES' FEES: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended, which is allocated proportionally among the active portfolios of UAM Funds and AEW, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds and AEW, and reimbursement of expenses incurred in attending Trustee meetings.

G. PURCHASES AND SALES: For the period ended October 31, 1996, the Portfolio made purchases of $1,292,996 and sales of $985,407 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

H. OTHER: At October 31, 1996, 78.6% of total shares outstanding were held by 3 record shareholders owning more than 10% of the aggregate total shares outstanding.

-------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION: (UNAUDITED)

For the tax year ended October 31, 1996, the percentage of dividends paid that qualify for the 70% dividend received deduction for corporate shareholders is 94.23% for the IRC Enhanced Index Portfolio.